united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 97.4%
	BANKS - 2.1%
5,050	Webster Financial Corp. +	$323,705

	CHEMICALS - 2.9%
7,050	DowDuPont, Inc.	451,976

	COMMERCIAL SERVICES - 8.0%
12,875	Macquarie Infrastructure Corp. +	498,262
29,975	Sabre Corp. +	734,687
		1,232,949
	DISTRIBUTION/WHOLESALE - 4.2%
20,700	LKQ Corp. *	657,639

	ELECTRIC - 5.0%
22,800	NRG Energy, Inc.	780,444

	ELECTRONICS - 4.7%
17,575	Koninklijke Philips N.V.- ADR	723,035

	ENGINEERING & CONSTRUCTION - 3.4%
15,750	AECOM * +	519,750

	HEALTHCARE-SERVICES - 3.7%
5,750	IQVIA Holdings, Inc. *	568,848

	HOME BUILDERS - 3.6%
10,700	Lennar Corp.	553,618

	HOME FURNISHINGS - 2.9%
9,875	Tempur Sealy International, Inc. * +	455,534

	INSURANCE - 10.2%
12,325	American International Group, Inc.	650,637
3,188	Chubb Ltd.	416,640
11,175	MetLife, Inc.	513,938
		1,581,215
	LEISURE TIME - 4.0%
11,750	Norwegian Cruise Line Holdings Ltd. *	614,995

	LODGING - 4.6%
58,125	Caesars Entertainment Corp. * +	706,219

	MEDIA - 7.8%
19,525	Comcast Corp.	608,790
18,950	Liberty Media Corp-Liberty Formula One * +	598,441
		1,207,231
	OIL & GAS - 2.9%
8,725	EQT Corp.	449,686

	PACKAGING & CONTAINERS - 3.3%
4,350	Packaging Corp. of America	511,125

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 97.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 6.8%
54,775	Spirit Realty Capital, Inc.	$479,829
29,807	VICI Properties, Inc. *	577,362
		1,057,191
	RETAIL - 1.7%
1,050	Ulta Beauty, Inc. *	259,255

	SEMICONDUCTORS - 8.3%
2,400	Broadcom Ltd.	604,968
8,400	Qorvo, Inc. *	674,100
		1,279,068
	TELECOMMUNICATIONS - 7.3%
27,100	ARRIS International PLC *	685,088
10,825	GCI Liberty, Inc. * +	452,485
		1,137,573

	TOTAL COMMON STOCK (Cost - $15,546,905)	15,071,056

	SHORT-TERM INVESTMENTS - 2.1%
326,473	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	326,473
	(Cost - $326,473)

Principal
	COLLATERAL FOR SECURITIES LOANED - 6.1%
	REPURCHASE AGREEMENTS - 6.1%
$936,444	Nomura Securities Repo, dated 05/31/18, due 06/1/18, 1.35%, total to be received $936,444
	(Collateralized by various U.S Government Agency Obligations, 06/1/18 - 04/20/68, 0.000%-8.500%, totaling $936,444)
		936,444
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $936,444)	936,444

	TOTAL INVESTMENTS - 105.6% (Cost - $16,809,822) (a)	$16,333,973

	OTHER ASSETS AND LIABILITIES - (5.6)%	(862,103)

	NET ASSETS - 100.0%	$15,471,870

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

ADR - American Depository Receipt

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $15,922,122 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$528,369
Unrealized depreciation:	(1,052,962)
Net unrealized depreciation:	$(524,593)

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 3.8%
3,730	Boeing Co.	$1,313,557
600	Lockheed Martin Corp.	188,724
		1,502,281
	APPAREL - 2.3%
11,000	VF Corp.	892,760

	AUTO PARTS & EQUIPMENT - 3.8%
17,110	Allison Transmission Holdings, Inc. +	706,814
3,960	Lear Corp.	784,080
		1,490,894
	BANKS - 0.8%
4,700	East West Bancorp, Inc.	326,556

	CHEMICALS - 3.0%
2,722	DowDuPont, Inc.	174,507
2,210	LyondellBasell Industries NV	247,785
1,820	Monsanto Co.	231,977
1,940	PPG Industries, Inc.	195,785
2,160	Praxair, Inc.	337,522
		1,187,576
	COMMERCIAL SERVICES - 3.2%
6,410	Total System Services, Inc.	546,068
4,550	United Rentals, Inc. *	726,044
		1,272,112
	COMPUTERS - 7.1%
1,370	Accenture PLC	213,364
9,810	Apple, Inc.	1,833,195
10,440	NetApp, Inc.	713,261
		2,759,820
	DISTRIBUTION/WHOLESALE - 4.2%
19,500	HD Supply Holdings, Inc.	794,235
2,770	WW Grainger, Inc. +	855,902
		1,650,137
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
1,380	Mastercard, Inc.	262,366
3,400	Visa, Inc.	444,448
		706,814
	FOOD - 2.8%
7,200	Kroger Co.	175,176
13,970	Sysco Corp.	908,469
		1,083,645
	HEALTHCARE-PRODUCTS - 4.4%
11,580	Baxter International, Inc.	820,327
4,300	IDEXX Laboratories, Inc. *	895,303
		1,715,630
	HEALTHCARE-SERVICES - 4.1%
7,490	Centene Corp.	877,528
2,490	Humana, Inc.	724,540
		1,602,068
	INSURANCE - 2.2%
13,750	Progressive Corp.	842,561

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.0% (Continued)
	INTERNET - 18.2%
663	Alphabet, Inc. - Class A *	$729,300
617	Alphabet, Inc. - Class C *	669,439
947	Amazon.com, Inc. *	1,543,250
100	Booking Holdings, Inc.	210,892
4,720	F5 Networks, Inc. *	817,079
11,233	Facebook, Inc. *	2,154,265
300	Netflix, Inc.	105,480
4,260	Palo Alto Networks, Inc.	886,463
		7,116,168
	LODGING - 4.3%
10,650	Hilton Worldwide Holdings, Inc.	859,562
4,230	Wynn Resorts Ltd.	829,122
		1,688,684
	MACHINERY-CONSTRUCTION & MINING - 1.8%
4,690	Caterpillar, Inc.	712,458

	MEDIA - 0.5%
1,900	Walt Disney Co.	188,993

	PHARMACEUTICALS - 3.2%
2,660	AbbVie, Inc.	263,180
4,700	Eli Lilly & Co.	399,688
2,600	Express Scripts Holding Co.	197,106
4,500	Zoetis, Inc.	376,650
		1,236,624
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
1,850	American Tower Corp.	255,984
1,180	Crown Castle International Corp.	122,897
580	Public Storage	122,867
1,180	Simon Property Group, Inc.	189,060
		690,808
	RETAIL - 8.4%
4,920	Costco Wholesale Corp.	975,341
2,930	Domino’s Pizza, Inc.	736,836
4,050	Home Depot, Inc.	755,528
5,080	McDonald’s Corp.	812,851
		3,280,556
	SEMICONDUCTORS - 0.7%
660	NVIDIA Corp.	166,445
1,000	Texas Instruments, Inc.	111,910
		278,355
	SOFTWARE - 13.9%
5,070	Adobe Systems, Inc. *	1,263,850
4,060	Intuit, Inc.	818,496
23,153	Microsoft Corp.	2,288,443
8,140	salesforce.com, Inc.	1,052,746
		5,423,535
	TELECOMMUNICATIONS - 2.7%
6,970	Motorola Solutions, Inc.	748,160
3,170	T-Mobile US, Inc. *	176,569
2,600	Verizon Communications, Inc.	123,942
		1,048,671
	TOTAL COMMON STOCK (Cost - $29,867,227)	38,697,706

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
442,030	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	$442,030
	(Cost - $442,030)

	TOTAL INVESTMENTS - 100.1% (Cost - $30,309,257) (a)	$39,139,736

	OTHER ASSETS AND LIABILITIES - (0.1)%	2,213

	NET ASSETS - 100.0%	$39,141,949

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $31,412,815 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7,862,496
Unrealized depreciation:	(135,575)
Net unrealized appreciation:	$7,726,921

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 98.4%
	APPAREL - 2.3%
4,575	Gildan Activewear, Inc.	$132,355
1,025	PVH Corp.	164,000
		296,355
	BANKS - 6.5%
8,725	Bank of NT Butterfield & Son Ltd.	416,619
3,850	Chemical Financial Corp.	216,062
3,975	PacWest Bancorp	210,914
		843,595
	BUILDING MATERIALS - 1.1%
2,075	Masonite International Corp. *	137,157

	CHEMICALS - 2.9%
2,825	FMC Corp.	246,029
3,100	PolyOne Corp.	129,952
		375,981
	COMMERCIAL SERVICES - 4.8%
2,325	Global Payments, Inc.	258,447
12,950	Laureate Education, Inc. *	210,179
2,650	ServiceMaster Global Holdings, Inc. *	151,421
		620,047
	COMPUTERS - 4.6%
1,650	CACI International, Inc. *	274,972
1,675	Check Point Software Technologies Ltd. *	163,078
5,275	NCR Corp. * +	158,778
		596,828
	DISTRIBUTION/WHOLESALE - 1.8%
4,500	KAR Auction Services, Inc.	237,465

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
600	Alliance Data Systems Corp.	126,492
2,275	Nasdaq, Inc.	208,982
2,925	SEI Investments Co.	186,556
6,150	Synchrony Financial	212,975
		735,005
	ELECTRIC - 7.7%
3,950	Ameren Corp.	233,801
13,825	Atlantica Yield PLC	264,196
4,825	CMS Energy Corp.	222,577
11,425	Vistra Energy Corp. *	280,255
		1,000,829
	ELECTRICAL COMPONENTS & EQUIPMENTS - 0.8%
925	Hubbell, Inc.	99,613

	ELECTRONICS - 1.1%
2,525	Keysight Technologies, Inc. *	148,319

	ENGINEERING & CONSTRUCTION - 0.6%
2,800	nVent Electric PLC *	75,824

	ENTERTAINMENT - 1.9%
3,775	Six Flags Entertainment Corp.	243,563

	FOOD SERVICE - 1.5%
5,175	Aramark	200,893

	GAS - 1.7%
3,125	Spire, Inc.	222,656

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	HAND/MACHINE TOOLS - 1.3%
8,775	Milacron Holdings Corp. *	$172,955

	HEALTHCARE-SERVICES - 3.3%
2,600	Centene Corp. *	304,616
1,230	IQVIA Holdings, Inc. *	121,684
		426,300
	HOUSEHOLD PRODUCTS/WARES - 1.3%
1,550	Avery Dennison Corp.	162,797

	HOUSEWARES - 0.9%
5,026	Newell Brands, Inc.	118,513

	INSURANCE - 8.5%
2,900	Arthur J. Gallagher & Co.	192,212
4,025	Athene Holding Ltd. *	179,797
1,575	Essent Group Ltd. *	54,023
3,475	First American Financial Corp.	180,978
2,825	Hartford Financial Services Group, Inc.	147,832
4,975	MGIC Investment Corp. *	51,690
3,625	Radian Group, Inc.	57,638
1,550	Reinsurance Group of America, Inc.	231,632
		1,095,802
	INTERNET - 0.7%
1,225	RingCentral, Inc. *	92,794

	INVESTMENT COMPANIES - 2.5%
19,471	Ares Capital Corp.	328,670

	IRON/STEEL - 1.1%
1,500	Reliance Steel & Aluminum Co.	140,355

	LODGING - 1.4%
8,500	Extended Stay America, Inc.	178,925

	MACHINERY-CONSTRUCTION & MINING - 1.4%
2,450	Oshkosh Corp.	178,237

	MACHINERY-DIVERSIFIED - 1.2%
1,525	Middleby Corp. * +	151,920

	MEDIA - 1.6%
3,075	Nexstar Media Group, Inc. +	203,872

	METAL FABRICATE/HARDWARE - 1.1%
3,000	Timken Co.	141,900

	MINING - 1.7%
18,300	Constellium NV *	222,345

	MISCELLANEOUS MANUFACTURING - 0.9%
2,800	Pentair PLC	122,192

	OIL & GAS - 8.1%
5,175	Continental Resources, Inc. *	348,485
21,650	QEP Resources, Inc. *	261,749
24,475	WPX Energy, Inc. *	445,690
		1,055,924

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	OIL & GAS SERVICES - 2.2%
3,075	Baker Hughes, a GE company	$106,364
12,150	Forum Energy Technologies, Inc. * +	171,922
		278,286
	PACKAGING & CONTAINERS - 3.0%
6,825	Crown Holdings, Inc. *	295,795
825	Packaging Corp. of America	96,937
		392,732
	REAL ESTATE INVESTMENT TRUSTS - 3.9%
2,850	CyrusOne, Inc.	157,833
19,350	New Residential Investment Corp.	345,978
		503,811
	RETAIL - 0.5%
1,575	Signet Jewelers Ltd. +	67,725

	SEMICONDUCTORS - 1.4%
1,925	Analog Devices, Inc.	187,072

	SOFTWARE - 3.1%
2,775	Fidelity National Information Services, Inc.	283,660
1,650	Fiserv, Inc. *	119,790
		403,450
	TELECOMMUNICATIONS - 0.9%
4,150	CommScope Holding Co., Inc. *	121,678

	TEXTILES - 1.4%
875	Mohawk Industries, Inc. *	178,535

	TOTAL COMMON STOCK (Cost - $9,907,159)	12,760,920

	SHORT-TERM INVESTMENTS - 1.7%
223,060	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	223,060
	(Cost - $223,060)

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.4%
	REPURCHASE AGREEMENTS - 0.4%
$49,773	HSBC Securities USA, Inc. Repo, dated 05/31/2018, due 06/01/18, 1.78%, total to be received $49,773
	(Collateralized by various U.S. Government Agency Obligations, 01/31/25-08/15/44, 2.500%-3.125% totaling $49,773)
		49,773
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $49,773)	49,773

	TOTAL INVESTMENTS - 100.5% (Cost - $10,179,992) (a)	$13,033,753

	OTHER ASSETS AND LIABILITIES - (0.5)%	(66,401)

	NET ASSETS - 100.0%	$12,967,352

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $10,296,999 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,166,354
Unrealized depreciation:	(479,373)
Net unrealized appreciation:	$2,686,981

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.2%
	AEROSPACE/DEFENSE - 1.0%
587	Curtiss-Wright Corp.	$74,696

	AUTO MANUFACTURERS - 0.6%
2,213	Wabash National Corp.	44,282

	AUTO PARTS & EQUIPMENT - 1.7%
3,478	Dana, Inc.	77,559
2,394	Meritor, Inc. *	49,675
		127,234
	BANKS - 10.5%
1,807	1st Source Corp.	96,096
1,265	BancFirst Corp.	75,584
1,265	Bryn Mawr Bank Corp.	59,392
1,039	Eagle Bancorp, Inc.	62,911
2,304	FB Financial Corp. *	94,280
1,762	Fidelity Southern Corp.	43,028
1,084	Hancock Holding Co.	54,471
3,568	Old National Bancorp	64,046
858	Pinnacle Financial Partners, Inc.	57,529
497	Texas Capital Bancshares, Inc. *	47,886
723	UMB Financial Corp.	55,707
1,897	United Community Banks, Inc.	61,577
		772,507
	BIOTECHNOLOGY - 2.3%
994	Emergent BioSolutions, Inc. *	51,251
903	Ionis Pharmaceuticals, Inc. *	42,125
407	Ligand Pharmaceuticals, Inc. +	78,238
		171,614
	BUILDING MATERIALS - 2.1%
949	Boise Cascade Co.	45,267
3,704	Louisiana-Pacific Corp.	108,083
		153,350
	CHEMICALS - 0.7%
2,123	Kronos Worldwide, Inc.	52,523

	COAL - 1.1%
6,143	SunCoke Energy, Inc. *	83,176

	COMMERCIAL SERVICES - 6.8%
632	Brink’s Co.	50,086
1,174	Grand Canyon Education, Inc. *	130,431
1,174	Insperity, Inc.	108,008
1,445	Kelly Services, Inc.	32,382
1,129	McGrath RentCorp	73,475
1,129	Paylocity Holding Corp. *	67,458
678	TriNet Group, Inc.	36,368
		498,208

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.2% (Continued)
	COMPUTERS - 4.6%
2,981	Carbonite, Inc. *	$115,663
542	EPAM Systems, Inc. *	66,764
1,084	Insight Enterprise, Inc. *	50,840
678	Qualys, Inc. +	52,172
587	Science Applications International Corp.	51,920
		337,359
	DISTRIBUTION/WHOLESALE - 0.8%
1,491	G-III Apparel Group Ltd. *	62,473

	DIVERSIFIED FINANCIAL SERVICES - 9.6%
1,084	Evercore, Inc.	113,170
2,981	Hamilton Lane, Inc. +	139,392
2,258	Houlihan Lokey, Inc.	110,394
7,633	Ladder Capital Corp.	118,464
1,671	Moelis & Co.	99,007
1,581	Stifel Financial Corp.	92,963
1,852	Waddell & Reed Financial, Inc. +	35,929
		709,319
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
1,084	Encore Wire Corp. +	52,466

	ELECTRONICS - 3.0%
4,246	AVX Corp.	64,921
678	Rogers Corp. *	77,265
407	Synnex Corp.	43,476
1,807	Vishay Intertechnology, Inc.	38,308
		223,970
	ENGINEERING & CONSTRUCTION - 2.7%
723	EMCOR Group, Inc.	54,897
1,039	MasTec, Inc. * +	48,469
1,129	TopBuild Corp. *	94,780
		198,146
	ENTERTAINMENT - 3.2%
316	Churchill Downs, Inc.	94,610
1,445	International Speedway Corp.	60,256
678	Marriott Vacations Worldwide Corp.	81,523
		236,389
	ENVIRONMENTAL CONTROL - 0.7%
542	MSA Safety, Inc.	50,406

	GAS - 0.9%
903	ONE Gas, Inc.	67,770

	HAND/MACHINE TOOLS - 0.9%
1,762	Kennametal, Inc. +	65,599

	HEALTHCARE-PRODUCTS - 5.3%
813	Inogen, Inc. *	148,527
903	Masimo Corp. *	89,442
1,762	Orthofix International NV *	96,293
1,129	Tactile Systems Techology, Inc. * +	56,032
		390,294
	HEALTHCARE-SERVICES - 1.2%
497	LHC Group, Inc.	38,254
632	Molina Healthcare, Inc. *	53,676
		91,930

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.2% (Continued)
	HOME BUILDERS - 2.5%
2,349	KB Home	$61,873
2,033	LGI Homes, Inc. + *	123,830
		185,703
	HOUSEHOLD PRODUCTS/WARES - 0.6%
3,613	ACCO Brands Corp.	46,608

	INSURANCE - 1.7%
2,394	American Equity Investment Life Holding Co.	84,843
1,536	National General Holdings Corp.	42,056
		126,899
	INTERNET - 1.9%
949	Imperva, Inc. *	46,026
226	Stamps.com, Inc. *	56,681
903	Yelp, Inc. *	38,694
		141,401
	IRON/STEEL - 1.3%
1,581	Carpenter Technology Corp.	94,765

	LEISURE TIME - 1.6%
4,969	Acushnet Holdings Corp.	118,809

	LODGING - 1.8%
1,987	ILG, Inc.	68,035
1,400	Monarch Casino & Resort, Inc. *	62,356
		130,391
	MACHINERY-DIVERSIFIED - 3.2%
1,716	Altra Industrial Motion Corp.	70,957
858	Applied Industrial Technologies, Inc.	59,845
1,310	Columbus McKinnon Corp.	54,273
542	Kadant, Inc.	52,872
		237,947
	MISCELLANEOUS MANUFACTURERS - 0.5%
407	John Bean Technologies Corp.	35,938

	OIL & GAS - 1.2%
20,597	Denbury Resources, Inc. * +	87,537

	PHARMACEUTICALS - 1.2%
994	PRA Health Sciences, Inc. *	84,391

	REAL ESTATE - 0.8%
1,807	HFF, Inc.	60,932

	REAL ESTATE INVESTMENT TRUSTS - 2.8%
6,098	Apollo Commercial Real Estate Finance, Inc. +	113,362
1,852	Potlatch Corp.	93,526
		206,888

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.2% (Continued)
	RETAIL - 4.3%
949	Beacon Roofing Supply, Inc. *	$39,763
678	Dillard’s, Inc. +	55,209
994	Dine Brands Global, Inc.	63,069
3,568	Hibbett Sports, Inc. + *	94,374
1,536	Rush Enterprises, Inc. *	66,094
		318,509
	SEMICONDUCTORS - 1.0%
632	MKS Instruments, Inc.	70,910

	SOFTWARE - 6.3%
226	Fair Isaac Corp.	41,591
2,213	Five9, Inc.	77,212
452	Paycom Software, Inc. +	47,672
903	Pegasystems, Inc.	55,850
1,039	SPS Commerce, Inc.	77,333
542	Take-Two Interactive Software, Inc.	60,747
2,484	Verint Systems, Inc.	104,825
		465,230
	STORAGE/WAREHOUSING - 1.1%
1,762	Mobile Mini, Inc. +	80,347

	TELECOMMUNICATIONS - 0.7%
858	NETGEAR, Inc. +	51,866

	TEXTILES - 1.0%
407	UniFirst Corp.	72,283

	TRANSPORTATION - 2.0%
4,969	Schneider National, Inc.	146,486

	TRUCKING & LEASING -1.3%
1,897	Greenbrier Companies, Inc. +	94,281

	TOTAL COMMON STOCK (Cost - $6,035,982)	7,321,832

	SHORT-TERM INVESTMENTS - 0.8%
61,879	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	61,879
	(Cost - $61,879)

Principal
	COLLATERAL FOR SECURITIES LOANED - 6.0%
	REPURCHASE AGREEMENTS - 6.0%
	Daiwa Capital Repo, dated 05/31/18, due 06/01/18, 1.80%, total to be received $443,366
$443,366	(Collateralized by various US Government agency obligations, due 06/15/18-12/01/51, 0.000%-6.500% totaling $443,366)
		443,366
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $443,366)	443,366

	TOTAL INVESTMENTS - 106.0% (Cost - $7,402,585) (a)	$7,827,077

	OTHER ASSETS AND LIABILITIES - (6.0)%	(462,329)

	NET ASSETS - 100.0%	$7,364,748

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,962,347 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,415,098
Unrealized depreciation:	(129,248)
Net unrealized appreciation:	$1,285,850

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 92.2%
	AIRLINES - 1.9%
6,850	Deutsche Lufthansa AG	$185,623

	AUTO MANUFACTURERS - 2.1%
11,690	Volvo AB	200,770

	AUTO PARTS & EQUIPMENT - 2.2%
3,300	Magna International, Inc.	211,431

	BANKS - 7.3%
28,500	Chiba Bank Ltd.	219,271
2,700	Royal Bank of Canada	204,093
4,700	Toronto-Dominion Bank	274,433
		697,797
	BIOTECHNOLOGY - 2.5%
11,880	Swedish Orphan Biovitrum AB	240,921

	CHEMICALS - 5.2%
2,470	Covestro AG	224,687
3,640	Sinopec Shanghai Petrochemical Co. Ltd. - ADR	269,214
		493,901
	COMPUTERS - 2.5%
1,520	Accenture PLC	236,725

	COSMETICS & PERSONAL CARE - 3.5%
6,800	Pola Orbis Holdings, Inc.	335,722

	ENGINEERING & CONSTRUCTION - 4.0%
6,000	CIMIC Group Ltd.	186,702
5,250	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	199,920
		386,622
	FOREST & PAPER GOODS - 2.9%
13,720	Stora Enso OYJ	281,020

	GAS - 2.6%
9,000	Tokyo Gas Co Ltd.	245,050

	HEALTHCARE-PRODUCTS - 1.9%
19,000	Hengan International Group Co. Ltd.	180,536

	HOME BUILDERS - 4.7%
28,780	Barratt Developments PLC	208,765
6,370	Persimmon PLC	239,915
		448,680

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 92.2% (Continued)
	INSURANCE - 8.1%
11,220	Allianz SE - ADR	$231,917
41,600	China Pacific Insurance Group Co. Ltd.	178,447
9,740	Manulife Financial Corp.	183,404
4,950	SCOR SE	182,093
		775,861
	INTERNET - 7.9%
4,950	Tencent Holdings Ltd. - ADR +	252,784
3,330	United Internet AG	211,795
2,490	YY, Inc. - ADR	290,160
		754,739
	IRON/STEEL - 3.0%
8,090	Ternium SA - ADR	288,975

	LEISURE TIME - 2.4%
5,000	Flight Centre Travel Group Ltd.	232,645

	LODGING - 2.4%
2,110	Wynn Macau Ltd.	233,536

	MACHINERY-CONSTRUCTION & MINING - 2.4%
9,948	ABB Ltd. - ADR	226,217

	MACHINERY-DIVERSIFIED - 2.4%
14,300	OC Oerlikon Corp AG	232,124

	MEDIA - 2.1%
21,870	Mediaset Espana Comunicacion SA	196,776

	OIL & GAS - 7.9%
5,230	BP PLC - ADR	239,639
151,000	PTT PCL	246,632
19,900	Showa Shell Sekiyu KK	264,034
		750,305
	PHARMACEUTICALS - 4.7%
1,610	Ipsen SA	255,107
3,700	Shionogi & Co. Ltd.	193,728
		448,835
	REAL ESTATE - 2.4%
35,000	Henderson Land Development Co. Ltd.	229,390

	RETAIL - 3.2%
6,400	Matsumotokiyoshi Holdings Co. Ltd.	308,603

	TOTAL COMMON STOCK (Cost - $8,845,397)	8,822,804

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 3.5%
	EQUITY FUND - 3.5%
6,430	iShares MSCI ACWI ex US ETF (Cost - $319,885)	$315,391

	SHORT-TERM INVESTMENTS - 2.8%
262,354	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	262,354
	(Cost - $262,354)

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.7%
	REPURCHASE AGREEMENTS - 2.7%
$250,000	Nomura Securities Repo, dated 05/31/18, due 06/1/18, 1.80%, total to be received $250,000
	(Collateralized by various U.S Government Agency Obligations, 06/1/18 - 04/20/68, 0.000%-8.500%, totaling $250,000)
		250,000
	HSBC Repo, dated 05/31/18, due 06/01/18, 1.77%, total to be received $4,894
4,894	(Collateralized by various U.S Government Agency Obligations, 01/31/25-8/15/44, 2.500%-3.125%, totaling $4,894)
		4,894
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $254,894)	254,894

	TOTAL INVESTMENTS - 101.2% (Cost - $9,682,530) (a)	$9,655,443

	OTHER ASSETS AND LIABILITIES - (1.2)%	(103,689)

	NET ASSETS - 100.0%	$9,551,754

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

+	All or a portion of the security is on loan.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,540,744 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$175,579
Unrealized depreciation:	(315,774)
Net unrealized appreciation:	$(140,195)

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 97.5%
	BIOTECHNOLOGY - 20.0%
9,900	Amgen, Inc.	$1,778,238
3,000	Biogen, Inc. *	881,880
4,100	Celgene Corp. *	322,588
3,680	Gilead Sciences, Inc.	248,032
		3,230,738
	ELECTRONICS - 5.9%
4,920	Waters Corp. *	947,690

	HEALTHCARE-PRODUCTS - 0.5%
297	Becton, Dickinson and Co.	65,812
200	Halyard Health, Inc. *	10,980
		76,792
	HEALTHCARE-SERVICES - 25.1%
3,040	Aetna, Inc.	535,435
4,860	Anthem, Inc.	1,076,101
3,830	Charles River Laboratories International, Inc. *	411,802
3,300	Cigna Corp.	558,921
10,680	DaVita, Inc. *	713,851
3,900	Quest Diagnostics, Inc.	415,467
1,450	UnitedHealth Group, Inc.	350,190
		4,061,767
	PHARMACEUTICALS - 46.0%
13,750	Cardinal Health, Inc.	716,238
3,800	CVS Health Corp.	240,882
37,200	Endo International PLC *	233,988
15,300	Express Scripts Holding Co. *	1,159,893
19,400	GlaxoSmithKline PLC - ADR +	786,088
6,790	Johnson & Johnson	812,220
6,700	McKesson Corp.	950,998
6,400	Mylan NV *	246,144
2,900	Novartis AG - ADR	216,108
3,780	Novo Nordisk A/S - ADR	179,701
26,020	Owens & Minor, Inc.	424,126
9,400	Pfizer, Inc.	337,742
18,208	Sanofi - ADR	696,820
20,300	Teva Pharmaceutical Industries Ltd. - ADR	436,450
		7,437,398
	TOTAL COMMON STOCK (Cost - $12,910,853)	15,754,385

	SHORT-TERM INVESTMENTS - 2.1%
339,600	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	339,600
	(Cost - $339,600)

	TOTAL INVESTMENTS - 99.6% (Cost - $13,250,912) (a)	$16,093,985

	OTHER ASSETS AND LIABILITIES - 0.4%	81,942

	NET ASSETS - 100.0%	$16,175,927

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

ADR - American Depository Receipt.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,268,324 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,556,047
Unrealized depreciation:	(1,730,386)
Net unrealized appreciation:	$2,825,661

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 97.5%
	COMMERCIAL SERVICES - 2.9%
18,400	Total System Services, Inc.	$1,567,496

	COMPUTERS - 22.7%
6,020	Accenture PLC	937,555
27,620	Amdocs Ltd.	1,863,245
17,019	Apple, Inc.	3,180,341
15,890	Check Point Software Technologies Ltd. *	1,547,050
11,920	Cognizant Technology Solutions Corp.	898,172
4,941	Dell Technologies, Inc. *	398,541
4,510	International Business Machines Corp.	637,308
23,600	NetApp, Inc.	1,612,352
22,000	Seagate Technology PLC	1,239,700
		12,314,264
	DIVERSIFIED FINANCIAL SERVICES - 5.8%
5,400	Alliance Data Systems Corp.	1,138,428
4,139	MasterCard, Inc.	786,907
9,502	Visa, Inc.	1,242,101
		3,167,436
	INTERNET - 25.2%
2,014	Alphabet, Inc. - Cl. A *	2,215,400
2,921	Alphabet, Inc. - Cl. C *	3,169,256
2,333	Amazon.com, Inc. *	3,801,903
38,100	eBay, Inc. *	1,437,132
16,019	Facebook, Inc. *	3,072,124
		13,695,815
	SEMICONDUCTORS - 15.0%
39,600	Intel Corp.	2,185,920
16,920	KLA-Tencor Corp.	1,915,852
23,860	QUALCOMM, Inc.	1,386,743
9,300	Skyworks Solutions, Inc.	917,073
25,420	Xilinx, Inc.	1,731,356
		8,136,944
	SOFTWARE - 17.9%
35,100	CA, Inc.	1,254,474
27,911	Microsoft Corp.	2,758,723
43,026	Oracle Corp.	2,010,175
6,020	salesforce.com, Inc. *	778,567
13,400	Synopsys, Inc. *	1,180,138
12,500	VMware, Inc. *	1,718,500
		9,700,577
	TELECOMMUNICATIONS - 8.0%
76,850	Cisco Systems, Inc.	3,282,263
39,400	Juniper Networks, Inc.	1,049,616
		4,331,879

	TOTAL COMMON STOCK (Cost - $25,693,347)	52,914,411

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 2.4%
1,326,633	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	$1,326,633
	(Cost - $1,326,633)

	TOTAL INVESTMENTS - 99.9% (Cost - $27,019,980) (a)	$54,241,044

	OTHER ASSETS AND LIABILITIES - 0.1%	34,514

	NET ASSETS - 100.0%	$54,275,558

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,117,033 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$27,287,682
Unrealized depreciation:	(163,671)
Net unrealized appreciation:	$27,124,011

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 97.9%
	BUILDING MATERIALS - 2.1%
1,640	Louisiana-Pacific Corp.	$47,855

	CHEMICALS - 12.4%
480	DowDuPont, Inc.	30,773
470	Eastman Chemical Co.	49,026
1,370	Huntsman Corp.	43,799
610	LyondellBasell Industries NV	68,393
780	Methanex Corp. *	53,196
1,550	Mosaic Co.	42,609
		287,796
	COAL - 2.0%
1,071	CONSOL Energy, Inc. *	47,188

	FOREST PRODUCTS & PAPER - 2.2%
940	International Paper Co.	50,290

	IRON/STEEL - 6.9%
1,850	ArcelorMittal - ADR *	59,570
710	Posco - ADR	56,040
470	Reliance Steel & Aluminum Co.	43,978
		159,588
	MINING - 2.0%
1,700	Teck Resouces Ltd.	46,189
		46,189
	OIL & GAS - 57.0%
2,670	Antero Resources Corp *	51,024
1,130	BP PLC - ADR	51,777
2,918	Cenovus Energy, Inc.	30,756
587	Chevron Corp.	72,964
580	China Petroleum & Chemical Corp. - ADR	56,521
550	CNOOC Ltd. - ADR	93,043
3,000	CNX Resources Corp. *	48,480
240	ConocoPhillips	16,174
1,160	Devon Energy Corp.	48,221
2,915	Diamond Offshore Drilling, Inc. *	52,936
330	Eni SpA - ADR	12,032
1,545	Exxon Mobil Corp.	125,516
500	Murphy Oil Corp.	15,375
1,789	Newfield Exploration Co. *	52,310
1,200	PBF Energy, Inc.	56,616
200	PetroChina Co. Ltd. - ADR *	16,640
5,337	Petroleo Brasileiro -ADR	63,297
3,270	Range Resources Corp.	51,797
1,420	Royal Dutch Shell PLC - ADR	102,709
1,710	Sasol Ltd. - ADR	62,210
2,100	TOTAL SA - ADR	127,365
1,010	Transocean Ltd. *	12,776
409	Valero Energy Corp.	49,571
2,530	YPF SA - ADR	45,945
		1,316,055
	OIL & GAS SERVICES - 0.5%
170	Schlumberger Ltd.	11,674
		11,674
	PACKAGING & CONTAINERS - 4.2%
2,510	Owens-Illinois, Inc. *	46,686
840	WestRock Co.	49,459
		96,145
	PIPELINES - 8.6%
2,280	Enbridge, Inc.	70,840
4,030	Kinder Morgan, Inc.	67,220
1,440	TransCanada Corp.	60,235
		198,295

	TOTAL COMMON STOCK (Cost - $1,846,235)	2,261,075

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 1.7%
39,452	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $39,452)	$39,452

	TOTAL INVESTMENTS - 99.6% (Cost - $1,885,687) (a)	$2,300,527

	OTHER ASSETS LESS LIABILITIES - 0.4%	8,746

	NET ASSETS - 100.0%	$2,309,273

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,891,148 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$437,805
Unrealized depreciation:	(28,426)
Net unrealized appreciation:	$409,379

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 97.8%
	BANKS - 52.8%
2,851	Bank of America Corp.	$82,793
1,170	Bank of New York Mellon Corp.	64,058
200	BB&T Corp.	10,500
180	Capital One Financial Corp.	16,920
1,260	Citigroup, Inc.	84,029
350	Citizens Financial Group, Inc.	14,297
120	Comerica, Inc.	11,315
270	Cullen/Frost Bankers, Inc.	30,842
760	East West Bancorp, Inc.	52,805
1,580	Fifth Third Bancorp	48,316
88	Goldman Sachs Group, Inc.	19,877
781	JPMorgan Chase & Co.	83,575
190	M&T Bank Corp.	32,695
330	Morgan Stanley	16,546
409	PNC Financial Services Group, Inc.	58,655
2,490	Regions Financial Corp.	45,418
570	State Street Corp.	54,783
690	SunTrust Banks, Inc.	46,582
860	Synovus Financial Corp.	46,535
1,498	US Bancorp	74,885
1,560	Wells Fargo & Co.	84,224
		979,650
	COMMERCIAL SERVICES - 0.6%
60	S&P Global, Inc.	11,850

	DIVERSIFIED FINANCIAL SERVICES - 18.8%
305	American Express Co.	29,981
24	BlackRock, Inc.	12,822
200	Charles Schwab Corp.	11,124
380	CME Group, Inc.	61,902
673	Discover Financial Services	49,708
970	E*TRADE Financial Corp. *	61,449
430	Evercore, Inc.	44,892
460	Interactive Brokers Group, Inc.	33,479
130	Intercontinental Exchange, Inc.	9,216
300	Legg Mason, Inc.	11,181
680	Synchrony Financial	23,548
		349,302
	INSURANCE - 25.2%
420	Aflac, Inc.	18,925
583	Allstate Corp.	54,499
149	American International Group, Inc.	7,866
802	Berkshire Hathaway, Inc. *	153,607
89	Chubb Ltd.	11,631
120	Everest Re Group Ltd.	27,035
670	First American Financial Corp.	34,894
880	Hartford Financial Services Group, Inc.	46,050
110	Marsh & McLennan Companies, Inc.	8,841
182	MetLife, Inc.	8,370
440	Old Republic International Corp.	9,231
1,000	Progressive Corp.	62,090
250	Prudential Financial, Inc.	24,210
		467,249

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	SAVINGS & LOANS - 0.4%
700	New York Community Bancorp, Inc.	$8,113

	TOTAL COMMON STOCK (Cost - $1,207,239)	1,816,164

	SHORT-TERM INVESTMENTS - 1.0%
18,360	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	18,360
	(Cost - $18,360)

	TOTAL INVESTMENTS - 98.8% (Cost - $1,225,599) (a)	$1,834,524

	OTHER ASSETS AND LIABILITIES - 1.2%	20,626

	NET ASSETS - 100.0%	$1,855,150

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,232,132 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$613,976
Unrealized depreciation:	(11,584)
Net unrealized appreciation:	$602,392

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2018

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS & NOTES - 1.6%
	REGIONAL - 1.6%
$100,000	Province of Ontario, Canada	2.450%	6/29/2022	$97,746
	TOTAL CORPORATE BONDS & NOTES (Cost - $99,831)

Shares
	EXCHANGE TRADED FUNDS - 20.1%
	DEBT FUND - 20.1%
11,806	iShares Floating Rate Bond ETF			602,578
7,810	ProShares Investment Grade-Interest Rate Hedged			586,609
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,203,007)			1,189,187

	MUTUAL FUNDS - 71.3%
	DEBT FUNDS - 71.3%
411,190	Vanguard Short-Term Bond Index Fund			4,218,812
	TOTAL MUTUAL FUNDS (Cost - $4,222,904)

	SHORT-TERM INVESTMENTS - 6.8%
403,802	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^			403,802
	(Cost - $403,802)

	TOTAL INVESTMENTS - 99.8% (Cost - $5,929,544) (a)			$5,909,547

	OTHER ASSETS AND LIABILITIES - 0.2%			7,665

	NET ASSETS - 100.0%			$5,917,212

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,929,544 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,062
Unrealized depreciation:	(21,059)
Net unrealized depreciation:	$(19,997)

SCHEDULE OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 9.5%
	DEBT FUNDS - 9.5%
765	iShares Floating Rate Bond ETF	$39,046
506	ProShares Investment Grade-Interest Rate Hedged ETF	38,006
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $77,947)	77,052

	MUTUAL FUNDS - 79.2%
	FIXED INCOME FUNDS - 79.2%
41,078	Vanguard Short-Term Tax-Exempt Fund	644,934
	TOTAL MUTUAL FUNDS - (Cost - $645,752)	644,934

	SHORT-TERM INVESTMENTS - 10.5%
85,307	Dreyfus AMT-Free Tax Exempt Cash Management - Institutional Class, 1.05% ^
	(Cost - $85,307)	85,307

	TOTAL INVESTMENTS - 99.2% (Cost - $809,006) (a)	$807,293

	OTHER ASSETS LESS LIABILITIES - 0.8%	6,651

	NET ASSETS - 100.0%	$813,944

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $809,006 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$69
Unrealized depreciation:	(1,782)
Net unrealized depreciation:	$(1,713)

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2018

Principal		Value
	REPURCHASE AGREEMENT - 99.9%
$10,316,000	Credit Agricole Repo, 1.76%, due 6/1/2018 with a full maturity value of $10,316,504
	(Collateralized by $10,271,600 U.S. Treasury Note, 0.2500% due 01/15/2025, aggregate market value plus accrued interest $10,522,376)
	(Cost - $10,316,000)	$10,316,000

	TOTAL INVESTMENTS - 99.9% (Cost - $10,316,000) (a)	$10,316,000

	OTHER ASSETS LESS LIABILITIES - 0.1%	7,785

	NET ASSETS - 100.0%	$10,323,785

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,316,000.

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 53.2%
362	IndexIQ ETF Trust - IQ Hedge Multi Strategy *	$11,077
308	iShares Core U.S. Aggregate Bond ETF	32,790
486	iShares Global REIT ETF	12,335
576	ProShares Investment Grade-Interest Rate Hedged	43,263
1,245	Schwab International Equity ETF	41,844
1,372	Schwab U.S. Large-Cap Value ETF	73,279
630	Schwab U.S. Small-Cap ETF	46,248
1,115	The IQ Hedge Macro Tracker ETF *	29,464
236	Vanguard Financials ETF	16,310
	TOTAL EXCHANGE TRADED FUNDS (Cost - $311,919)	306,610

	OPEN ENDED FUNDS - 34.2%
626	James Alpha Macro Portfolio, Class I *	5,738
970	Saratoga Energy & Basic Materials Portfolio, Class I *	14,232
693	Saratoga Health & Biotechnology Portfolio, Class I	17,147
3,171	Saratoga Large Capitalization Growth Portfolio, Class I	91,172
4,066	Saratoga Mid Capitalization Portfolio, Class I	52,417
712	Saratoga Technology & Communications Portfolio, Class I	16,174
	TOTAL OPEN ENDED FUNDS (Cost - 192,862)	196,880

	SHORT-TERM INVESTMENTS - 10.8%
62,367	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $62,367)	62,367

	TOTAL INVESTMENTS - 98.2% (Cost - $567,148) (a)	$565,857

	OTHER ASSETS LESS LIABILITIES - 1.8%	10,170

	NET ASSETS - 100.0%	$576,027

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $567,148 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7,369
Unrealized depreciation:	(8,660)
Net unrealized depreciation:	$(1,291)

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 39.3%
487	iShares Core U.S. Aggregate Bond ETF	$51,846
280	ProShares Investment Grade-Interest Rate Hedged	21,031
249	Schwab International Equity ETF	8,369
1,262	Schwab U.S. Large-Cap Value ETF	67,403
151	Schwab U.S. Small-Cap ETF	11,085
811	The IQ Hedged Macro Tracker ETF *	21,431
	TOTAL EXCHANGE TRADED FUNDS (Cost - $186,130)	181,165

	OPEN ENDED FUNDS - 29.8%
699	James Alpha Macro Portfolio, Class I *	6,409
3,734	Saratoga Large Capitalization Growth Portfolio, Class I	48,137
2,870	Saratoga Mid Capitalization Portfolio, Class I	82,521
	TOTAL OPEN ENDED FUNDS (Cost - 135,523)	137,067

	SHORT-TERM INVESTMENTS - 30.2%
139,375	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $139,375)	139,375

	TOTAL INVESTMENTS - 99.3% (Cost - $461,028) (a)	$457,607

	OTHER ASSETS LESS LIABILITIES - 0.7%	3,267

	NET ASSETS - 100.0%	$460,874

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $461,028 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,921
Unrealized depreciation:	(6,342)
Net unrealized depreciation:	$(3,421)

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 45.7%
182	IndexIQ ETF Trust - IQ Hedge Multi-Strategy *	$5,569
375	iShares Core U.S. Aggregate Bond ETF	39,923
218	iShares Global REIT ETF	5,533
349	ProShares Investment Grade-Interest Rate Hedged	26,213
422	Schwab International Equity ETF	14,183
1,311	Schwab U.S. Large-Cap Value ETF	70,021
269	Schwab U.S. Small-Cap ETF	19,747
936	The IQ Hedged Macro Tracker ETF *	24,734
125	Vanguard Financials ETF	8,639
	TOTAL EXCHANGE TRADED FUNDS (Cost - $220,045)	214,562

	OPEN ENDED FUNDS - 35.3%
466	James Alpha Macro Portfolio *	4,275
470	Saratoga Energy & Basic Materials Portfolio, Class I *	6,895
385	Saratoga Health & Biotechnology Portfolio, Class I	9,514
3,006	Saratoga Large Capitalization Growth Portfolio, Class I	86,411
3,883	Saratoga Mid Capitalization Portfolio, Class I	50,057
365	Saratoga Technology & Communications Portfolio, Class I	8,291
	TOTAL OPEN ENDED FUNDS (Cost - $163,157)	165,443

	SHORT-TERM INVESTMENTS - 18.3%
85,795	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $85,795)	85,795

	TOTAL INVESTMENTS - 99.3% (Cost - $468,997) (a)	$465,800

	OTHER ASSETS LESS LIABILITIES - 0.7%	3,356

	NET ASSETS - 100.0%	$469,156

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $468,997 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,518
Unrealized depreciation:	(7,715)
Net unrealized depreciation:	$(3,197)

SCHEDULES OF INVESTMENTS
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 52.2%
185	IndexIQ ETF Trust - IQ Hedge Multi Strategy *	$5,661
265	iShares Core U.S. Aggregate Bond ETF	28,212
223	iShares Global REIT ETF	5,660
596	Schwab International Equity ETF	20,032
1,028	Schwab U.S. Large-Cap Value ETF	54,905
348	Schwab U.S. Small-Cap ETF	25,547
1,933	The IQ Hedge Macro Tracker ETF *	51,079
131	Vanguard Financials ETF	9,053
	TOTAL EXCHANGE TRADED FUNDS (Cost - $206,414)	200,149

	OPEN ENDED FUNDS - 34.7%
459	Saratoga Energy & Basic Materials Portfolio, Class I *	6,741
388	Saratoga Health & Biotechnology Portfolio, Class I	9,596
2,425	Saratoga Large Capitalization Growth Portfolio, Class I	69,719
3,044	Saratoga Mid Capitalization Portfolio, Class I	39,239
351	Saratoga Technology & Communications Portfolio, Class I	7,971
	TOTAL OPEN ENDED FUNDS (Cost - 133,442)	133,266

	SHORT-TERM INVESTMENTS - 12.2%
46,795	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $46,795)	46,795

	TOTAL INVESTMENTS - 99.1% (Cost - $386,651) (a)	$380,210

	OTHER ASSETS LESS LIABILITIES - 0.9%	3,377

	NET ASSETS - 100.0%	$383,587

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $386,651 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,798
Unrealized depreciation:	(9,239)
Net unrealized depreciation:	$(6,441)

SCHEDULES OF INVESTMENTS
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 47.7%
462	iShares Core U.S. Aggregate Bond ETF	$49,184
224	ProShares Investment Grade-Interest Rate Hedged	16,825
1,036	Schwab International Equity ETF	34,820
1,902	Schwab U.S. Large-Cap Value ETF	101,586
600	Schwab U.S. Small-Cap ETF	44,046
2,395	The IQ Hedged Macro Tracker ETF *	63,288
	TOTAL EXCHANGE TRADED FUNDS (Cost - $317,642)	309,749

	OPEN ENDED FUNDS - 34.2%
2,277	James Alpha Macro Portfolio *	20,883
4,340	Saratoga Large Capitalization Growth Portfolio, Class I	124,771
5,917	Saratoga Mid Capitalization Portfolio, Class I	76,269
	TOTAL OPEN ENDED FUNDS (Cost - $220,003)	221,923

	SHORT-TERM INVESTMENTS - 17.6%
113,831	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $113,831)	113,831

	TOTAL INVESTMENTS - 99.5% (Cost - $651,476) (a)	$645,503

	OTHER ASSETS LESS LIABILITIES - 0.5%	3,139

	NET ASSETS - 100.0%	$648,642

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $651,476 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,719
Unrealized depreciation:	(10,692)
Net unrealized depreciation:	$(5,973)

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 52.1%
	ALTERNATIVE FUNDS - 0.7%
23	iPATH S&P 500 VIX Short-Term Futures ETN *	$846
2566	IQ Merger Arbitrage ETF *	78,853
832	ProShares Short VIX Short-Term Futures ETF *	10,758
		90,457
	ASSET ALLOCATION FUNDS - 0.0%
27	iShares MorningStar Multi-Asset Income Index ETF	665

	COMMODITY FUNDS - 5.7%
514	iPath Bloomberg Coffee Subindex Total Return ETN *	7,628
2	iPath Bloomberg Grains Subindex Total Return ETN *	54
12,970	iShares S&P GSCI Commodity Indexed Trust *	229,439
3,683	SPDR Gold Shares * +	453,377
861	United States Oil Fund LP *	11,667
110	VelocityShares 3x Inverse Natural Gas ETN *	2,468
		704,633
	CURRENCY - 0.0%
55	PowerShares DB US Dollar Index Bullish Fund *	1,362

	EQUITY FUNDS - 18.2%
5,197	AdvisorShares STAR Global Buy-Write ETF *	161,055
6,219	First Asset Active Utility & Infrastructure ETF	47,942
751	First Trust Financial AlphaDEX Fund	23,724
1,246	Global X Scientific Beta US ETF	39,075
1,237	Horizons S&P 500 Covered Call ETF	61,417
3,820	iShares Global Clean Energy ETF	37,245
993	iShares Latin America 40 ETF	31,170
422	iShares Mortgage Real Estate ETF	18,496
742	iShares MSCI All Country Asia ex Japan ETF	56,392
51	iShares MSCI Brazil ETF	1,817
3,507	iShares MSCI EAFE ETF	243,386
3,063	iShares MSCI Emerging Markets ETF	139,948
1,162	iShares MSCI Frontier 100 ETF	35,127
336	iShares MSCI Japan ETF	20,073
1,984	iShares S&P/TSX Capped Materials Index ETF	20,907
3,116	iShares S&P/TSX Global Gold Index ETF	28,585
11,065	PowerShares S&P 500 Equal Weight Portfolio *	1,120,884
3,047	SPDR EURO STOXX 50 ETF	120,692
693	Vanguard FTSE Emerging Markets ETF	30,915
		2,238,850
	FIXED INCOME FUNDS - 27.5%
4,549	Highland/iBoxx Senior Loan ETF	82,815
12	iShares 7-10 Year Treasury Bond ETF	1,230
296	iShares 20+ Year Treasury Bond ETF	35,881
16,105	iShares Barclays USD Asia High Yield Bond Index	165,720
402	iShares Floating Rate Bond ETF	20,518
129	iShares iBoxx $ High Yield Corporate Bond ETF	11,014
3,107	iShares JP Morgan USD Emerging Markets Bond ETF	338,166
1	iShares MBS ETF	104
227	PowerShares Senior Loan Portfolio *	5,219
8,913	SPDR Barclays Euro High Yield Bond UCITS ETF	593,661
293	SPDR Bloomberg Barclays Convertible Securities	15,617
46	SPDR Bloomberg Barclays High Yield Bond ETF	1,639
9	SPDR Doubleline Total Return Tactical ETF	429
2,029	VanEck Vectors Emerging Markets High Yield Bond	47,093
131	VanEck Vectors International High Yield Bond ETF	3,217
37,931	Vanguard Total International Bond ETF	2,064,584
		3,386,907

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,463,756)	6,422,874

	MUTUAL FUNDS - 20.1%
	ALTERNATIVE INVESTMENTS - 16.3%
105,938	Altegris Futures Evolution Strategy Fund, Class I	1,025,483
113,963	AQR Managed Futures Strategy Fund, Class I *	985,782
		2,011,265
	ASSET ALLOCATION FUNDS - 3.8%
64,956	Salient Adaptive Growth Fund, Class I	467,032

	TOTAL MUTUAL FUNDS (Cost - $2,729,635)	2,478,297

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 18.2%
2,237,374	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^ (Cost - $2,237,374)	$2,237,374

	TOTAL INVESTMENTS - 90.4% (Cost - $11,430,765) (a)	$11,138,545

	OTHER ASSETS LESS LIABILITIES - 9.6%	1,189,691

	NET ASSETS - 100.0%	$12,328,236

ETF - Exhange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,450,823, excluding Forward Currency Contracts, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$26,140
Unrealized depreciation:	(338,418)
Net unrealized depreciation:	$(312,278)

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
6/22/2018	1,032	AUD	BNY Mellon	$776	USD	$781	$5
6/22/2018	46,602	CAD	BNY Mellon	36,414	USD	35,949	(465)
6/22/2018	36,270	CHF	BNY Mellon	36,405	USD	36,970	565
6/22/2018	26,030,576	JPY	BNY Mellon	236,765	USD	239,976	3,211
To Sell:
6/22/2018	(1,105,693)	EUR	BNY Mellon	(1,305,714)	USD	(1,292,988)	12,726
6/22/2018	(1,204,820)	MXN	BNY Mellon	(61,189)	USD	(59,963)	1,226
6/22/2018	(40,930)	GBP	BNY Mellon	(55,267)	USD	(54,528)	739
							$18,007

Unrealized
Loss
TOTAL RETURN SWAP - (0.7)%
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 74,318, with a receivable rate of 1.72%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016, and has a term of three years there from unless terminated earlier. (Notional Value 7,405,707)	$(31,281)
$(31,281)

James Alpha Index Swap Top 50 Holdings
FUTURES CONTRACTS*

					Unrealized
Number of			Notional Value		Appreciation /
Contracts	Open Long Future Contracts	Counterparty	at May 31, 2018	Expiration	(Depreciation)
2	10 year Australian Treasury Bond Future	Deutsche Bank	1,973,070	6/15/2018	$1,029
3	10 year Italian Bond Future	Deutsche Bank	357,465	6/7/2018	(30,009)
1	10 year Japanese Government Bond Future	Deutsche Bank	71,302,946	6/13/2018	(8,114)
2	3 Month Canadian Bankers Acceptance Future	Deutsche Bank	398,314	9/17/2018	82
2	3 Month Canadian Bankers Acceptance Future	Deutsche Bank	392,168	12/17/2018	29
1	3 month Euro (EURIBOR)	Deutsche Bank	314,339	9/17/2018	(81)
5	3 month Sterling	Deutsche Bank	676,259	3/20/2019	(8,010)
2	3 month Sterling	Deutsche Bank	293,995	3/18/2020	448
3	90 Day Bank Accepted Bill Future	Deutsche Bank	834,440	12/13/2018	(89)
1	DAX Index Future	Deutsche Bank	428,237	6/15/2018	(11,561)
3	E-Mini S&P 500	Deutsche Bank	386,042	6/15/2018	(288)
5	Euro-BUND Future	Deutsche Bank	809,541	6/7/2018	(77,896)
8	Eurodollar	Deutsche Bank	1,912,628	12/16/2019	7
2	Eurodollar	Deutsche Bank	388,995	9/17/2018	651
3	Euro-OAT Futures	Deutsche Bank	426,767	6/7/2018	4,268
4	Mini Japanese Government Bond Future	Deutsche Bank	56,524,169	6/12/2018	(2,167)
2	OMXS30	Deutsche Bank	313,327	6/15/2018	(952)
					$(132,653)
	Open Short Future Contracts
(6)	2 year Euro-Schatz Future	Deutsche Bank	(660,806)	6/7/2018	(3,213)
(3)	30 year US Treasury Bonds Future	Deutsche Bank	(376,561)	9/19/2018	(5,456)

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Number of			Notional Value		Appreciation /
Contracts	Open Short Future Contracts (Continued)	Counterparty	at May 31, 2018	Expiration	(Depreciation)
(4)	5 year US Treasury Notes Future	Deutsche Bank	(425,391)	9/28/2018	$(2,522)
(4)	EUR/USD	Deutsche Bank	(590,553)	6/18/2018	(74,633)
(1)	Eurodollar	Deutsche Bank	(345,597)	3/16/2020	103
(4)	Eurodollar	Deutsche Bank	(865,592)	3/18/2019	(108)
(8)	Eurodollar	Deutsche Bank	(1,945,659)	12/14/2020	12
(4)	GBP/USD	Deutsche Bank	(303,756)	6/18/2018	(64,204)
					$(150,021)

	TOTAL FUTURES CONTRACTS				$(282,674)

PURCHASED PUT OPTIONS^*
					Unrealized
Description	Counterparty		Expiration		Appreciation
BRO/USD	Deutsche Bank	72,099	6/12/2018	3.32	$—
BRO/USD	Deutsche Bank	72,099	6/13/2018	3.3	—
USD/EUR	Deutsche Bank	644,861	10/11/2018	1.24	41,929
					$41,929

WRITTEN PUT OPTIONS^*
					Unrealized
		Notional Value			Appreciation
Description	Counterparty	at May 31, 2018	Expiration	Strike Price	(Depreciation)
SEK/EUR	Deutsche Bank	(230,538)	6/8/2018	9.40	$—
NZD/EUR	Deutsche Bank	(293,546)	6/15/2018	1.62	(141)
NOK/EUR	Deutsche Bank	(307,384)	6/29/2018	9.18	(74)
CAD/GBP	Deutsche Bank	(230,717)	7/12/2018	1.58	(14)
JPY/AUD	Deutsche Bank	(463,494)	8/10/2018	72.75	(440)
SEK/GBP	Deutsche Bank	(247,197)	11/9/2018	10.15	(160)
SEK/EUR	Deutsche Bank	(496,006)	11/30/2018	9.55	198
NOK/EUR	Deutsche Bank	(328,951)	1/11/2019	9.05	(1,338)
SEK/GBP	Deutsche Bank	(352,882)	4/12/2019	10.60	(3,434)
MXN/EUR	Deutsche Bank	(263,318)	5/17/2019	22.00	(2,126)
					(7,529)

WRITTEN CALL OPTIONS^*

		Notional Value			Unrealized
Description	Counterparty	at May 31, 2018	Expiration	Strike Price	Depreciation
BRO/USD	Deutsche Bank	(72,099)	6/12/2018	3.32	$(7,941)
BRO/USD	Deutsche Bank	(72,099)	6/13/2018	3.30	(8,338)
JPY/AUD	Deutsche Bank	(587,092)	6/15/2018	89.00	—
JPY/CAD	Deutsche Bank	(650,235)	9/14/2018	96.00	(62)
USD/EUR	Deutsche Bank	(644,861)	10/11/2018	1.24	(2,258)
GBP/EUR	Deutsche Bank	(308,996)	12/14/2018	0.99	(427)
					(19,026)

TOTAL WRITTEN OPTIONS					$(26,555)

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*

Settlement	Units to					US Dollar
Date	Receive/Deliver		Counterparty	In Exchange For		Value	Appreciation
To Buy:
6/14/2018	57,348	BRO	Deutsche Bank	$180,177	USD	$187,318	$7,141
6/15/2018	59,999	BRO	Deutsche Bank	186,193		194,159	7,966
8/21/2018	25,680	BRO	Deutsche Bank	94,630		95,001	371

To Sell:
6/21/2018	(335,256)	USD	Deutsche Bank	$391,582	EUR	$399,222	7,640

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:
AUD - Australian Dollar	JPY - Japanese Yen
BRO - Brazilean Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	USD - U.S. Dollar

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCK - 98.5%
	ASIA PACIFIC - 18.9%
	AUSTRALIA - 4.6%
2,772,342	Dexus	$20,746,180
1,744,733	NEXTDC Ltd. *	9,887,940
		30,634,120
	HONG KONG - 7.6%
208,416	CK Asset Holdings Ltd.	1,740,309
6,064,904	Hang Lung Properties Ltd.	13,762,523
3,401,872	Hongkong Land Holdings Ltd.	24,697,591
2,640,010	Swire Properties Ltd.	10,349,153
		50,549,576
	JAPAN - 2.4%
145,684	Aeon Mall Co. Ltd.	2,819,950
4,691	Industrial & Infrastructure Fund Investment Corp.	5,250,362
9,075	Invincible Investment Corp.	4,176,446
149,195	Mitsubishi Estate Co. Ltd.	2,713,510
121,506	Tokyu Fudosan Holdings Corp.	899,175
		15,859,443
	SINGAPORE - 4.3%
10,418,581	CapitaLand Commercial Trust *	13,320,702
14,822,167	Keppel DC REIT	15,515,372
		28,836,074

	TOTAL ASIA PACIFIC (Cost - $128,903,358)	125,879,213

	EUROPE - 24.8%
	BELGIUM - 1.3%
120,201	VGP NV	8,979,883

	FRANCE - 2.2%
12,533	Fonciere Des Regions	1,305,707
77,466	Gecina SA	13,383,062
		14,688,769
	GERMANY - 2.5%
281,996	alstria office REIT-AG	4,157,468
491,871	Instone Real Estate Group BV *	12,175,089
		16,332,557
	IRELAND - 0.0%
120,000	Green REIT plc	209,274

	ITALY - 2.3%
5,687,321	Beni Stabili SpA SIIQ	5,082,011
1,071,977	COIMA RES SpA	9,935,474
		15,017,485
	LUXEMBOURG - 2.1%
1,648,410	Aroundtown SA *	13,690,609

	NETHERLANDS - 4.1%
429,438	InterXion Holding NV *	27,423,911

	SPAIN - 4.3%
373,962	Hispania Activos Inmobiliarios SOCIMI SA	7,722,145
388,838	Inmobiliaria Colonial Socimi SA	4,125,867
2,204,398	NH Hotel Group SA	16,494,178
		28,342,190
	UNITED KINGDOM - 6.0%
11,501,653	Assura PLC	8,662,451
13,791,200	Empiric Student Property PLC	15,690,336
580,225	Great Portland Estates PLC	5,327,330
2,689,855	Hansteen Holdings PLC *	3,801,172
3,563,166	McCarthy & Stone PLC	6,102,091
288,815	Tritax Big Box REIT PLC	576,468
		40,159,848

	TOTAL EUROPE (Cost - $178,423,378)	164,844,526

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	NORTH AMERICA - 54.8%
	CANADA - 1.2%
223,200	Boardwalk Real Estate Investment Trust	$8,171,267

	UNITED STATES - 53.6%
184,155	Acadia Realty Trust	4,741,991
173,064	Alexandria Real Estate Equities, Inc.	21,619,155
1,160,355	American Homes 4 Rent	23,114,272
214,554	American Tower Corp.	29,687,837
228,593	Brixmor Property Group, Inc.	3,630,057
782,396	CatchMark Timber Trust, Inc.	9,936,429
188,770	Chatham Lodging Trust	3,924,528
5,494,285	Colony NorthStar, Inc.	32,361,339
802,382	CoreCivic, Inc.	17,267,261
148,129	CoreSite Realty Corp.	15,725,375
219,707	CyrusOne, Inc.	12,167,374
104,657	Education Realty Trust, Inc.	3,824,167
618,128	Ellington Financial LLC	9,852,960
121,447	Equinix, Inc.	48,196,242
135,310	GEO Group, Inc.	3,355,688
530,737	Hilton Grand Vacations, Inc. *	21,102,103
463,663	Jernigan Capital, Inc.	9,157,344
1,224,836	Kennedy-Wilson Holdings, Inc.	24,986,654
494,838	New Senior Investment Group, Inc.	3,701,388
135,538	New York REIT, Inc.	2,458,659
631,068	NorthStar Realty Europe Corp.	8,841,263
85,340	Outfront Media, Inc.	1,693,146
106,057	PennyMac Mortgage Investment Trust	1,985,387
623,940	Physicians Realty Trust	9,496,367
237,161	Prologis, Inc.	15,261,310
276,175	Regency Centers Corp.	16,040,244
154,651	Select Income REIT	3,340,461
		357,469,001

	TOTAL NORTH AMERICA (Cost - $441,274,556)	365,640,268

	TOTAL COMMON STOCK (Cost - $748,601,292)	656,364,007

	SHORT-TERM INVESTMENTS - 0.9%
5,761,650	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^	5,761,650
	(Cost - $5,761,650)

	TOTAL INVESTMENTS - 99.4% (Cost - $754,362,942) (a)	$662,125,657
	OTHER ASSETS LESS LIABILITIES - 0.6%	3,752,767
	NET ASSETS - 100.0%	$665,878,424

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $754,470,527 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7,401,928
Unrealized depreciation:	(99,746,798)
Net unrealized depreciation:	$(92,344,870)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
May 31, 2018

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 8.3%
	COMMERCIAL SERVICES - 1.0%
$150,000	Hertz Corp. *	5.875%	10/15/2020	$145,155

	ENTERTAINMENT - 1.0%
138,000	AMC Entertainment Holdings, Inc. *	5.875	2/15/2022	140,242

	GAS - 0.7%
100,000	NGL Energy Partners LP *	5.125	7/15/2019	100,250

	MACHINERY-DIVERSIFIED - 0.7%
100,000	Cloud Crane LLC * #	10.125	8/1/2024	109,250

	OIL & GAS - 1.1%
150,000	Ascent Resources Utica Holdings LLC * #	10.000	4/1/2022	162,375

	PIPELINES - 1.0%
150,000	American Midstream Partners LP * #	8.500	12/15/2021	147,000

	TELECOMMUNICATIONS - 1.8%
136,000	Frontier Communications Corp. *	7.125	3/15/2019	138,380
125,000	Sprint Communications, Inc. *	6.000	11/15/2022	124,688
				263,068
	TRANSPORTATION - 1.0%
150,000	XPO Logistics, Inc. * #	6.500	6/15/2022	154,162

	TOTAL CORPORATE BONDS (Cost - $1,080,156)			1,221,502

Shares
	COMMON STOCK - 87.4%
	ADVERTISING - 0.0%
245	Yext, Inc. *			3,771

	AEROSPACE/DEFENSE - 1.7%
1,900	Orbital ATK, Inc.			254,068

	APPAREL - 0.6%
277	Canada Goose Holdings, Inc. *			11,648
2,811	Skechers U.S.A., Inc. *			81,688
				93,336
	AUTO MANUFACTURERS - 0.4%
2,835	Blue Bird Corp. *			53,156

	BANKS - 0.4%
428	First Hawaiian, Inc.			12,532
900	MB Financial, Inc.			44,451
				56,983
	BIOTECHNOLOGY - 0.8%
426	Abeona Therapeutics, Inc. *			7,540
6,568	NeoGenomics, Inc. *			76,189
5,177	Pfenex, Inc. *			26,662
				110,391
	CHEMICALS - 4.3%
3,500	Monstanto Co.			446,110
8,010	Westlake Chemical Partners LP			186,233
				632,343

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	COMMERCIAL SERVICES - 3.2%
100	Capella Education Co.	$9,495
471	Ceridian HCM Holding, Inc. *	16,259
412	CoStar Group, Inc. *	157,063
93	Evo Payments, Inc. *	1,998
3,294	HMS Holdings Corp. *	71,249
2,300	Paylocity Holding Corp. *	137,425
586	ServiceMaster Global Holdings, Inc. *	33,484
277	WEX, Inc. *	48,699
		475,672
	COMPUTERS - 2.4%
691	Dell Technologies, Inc. Class V *	55,736
241	ForeScout Technologies, Inc. *	7,249
7,942	NEXTDC Ltd. *	45,010
1,141	Nutanix, Inc. *	60,986
1,560	Qualys, Inc. *	120,042
3,000	VeriFone Systems, Inc. *	68,220
		357,243
	COSMETICS/PERSONAL CARE - 0.1%
698	elf Beauty, Inc. *	13,157

	DISTRIBUTION/WHOLESALE - 0.8%
2,255	KAR Auction Services, Inc.	118,996

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
3,800	Blackhawk Network Holdings, Inc. *	171,000
3,025	Ellington Financial LLC	48,219
700	Financial Engines, Inc.	31,255
565	Hamilton Lane, Inc.	26,419
1,082	WageWorks, Inc. *	51,341
		328,234
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,800	General Cable Corp.	53,370

	ELECTRONICS - 0.2%
1,400	Sparton Corp. *	25,970

	ENGINEERING & CONSTRUCTION - 0.1%
800	Aecon Group, Inc.	9,238

	ENTERTAINMENT - 0.9%
1,329	IMAX Corp. *	27,776
925	Lions Gate Entertainment Corp.	20,193
2,300	Pinnacle Entertainment, Inc. *	77,993
		125,962
	HEALTHCARE-PRODUCTS - 3.3%
2,300	Analogic Corp.	192,395
234	AxoGen, Inc. *	11,489
645	Bio-Techne Corp.	96,956
4,109	GenMark Diagnostics, Inc. *	30,119
23	Inspire Medical Systems, Inc. *	690
3,041	Invacare Corp.	50,176
262	iRhythm Technologies, Inc. *	19,920
60	K2M Group Holdings, Inc. *	1,421
1,064	Novocure Ltd. *	33,463
3,017	T2 Biosystems, Inc. *	22,356
341	West Pharmaceutical Services, Inc.	31,713
		490,698

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	HEALTHCARE-SERVICES - 2.6%
965	AAC Holdings, Inc. *	$10,383
2,791	Acadia Healthcare Co., Inc. *	112,170
1,000	Aetna, Inc.	176,130
1,778	Envision Healthcare Corp. *	76,241
213	LHC Group, Inc. *	16,395
		391,319
	INSURANCE - 2.7%
3,500	AmTrust Financial Services, Inc.	46,760
2,600	Validus Holdings Ltd.	176,176
2,900	XL Group Ltd.	161,182
		384,118
	INTERNET - 2.6%
1,275	Aspen Group, Inc. *	9,563
5,639	Attunity Ltd. *	65,751
554	Imperva, Inc. *	26,869
44	Okta, Inc. *	2,473
419	Overstock.com, Inc. *	14,005
3,191	RingCentral, Inc. *	241,718
940	Zscaler, Inc. *	24,684
		385,063
	LODGING - 1.7%
2,411	Hilton Grand Vacations, Inc. *	95,861
1,700	ILG, Inc.	58,208
10,092	NH Hotel Group SA	75,512
		229,581
	MACHINERY-CONSTRUCTION & MINING - 0.1%
1,095	ASV Holdings, Inc. *	7,063

	MACHINERY-DIVERSIFIED - 0.3%
1,074	Cactus, Inc. *	36,215
203	Gardner Denver Holdings, Inc. *	6,673
		42,888
	MEDIA - 3.5%
4,600	Time Warner, Inc.	433,136
2,300	Tribune Media Co.	82,524
		515,660
	MINING - 1.0%
19,320	Emerge Energy Services LP *	151,469

	OIL & GAS - 4.6%
6,790	Antero Midstream Partners LP	205,397
3,530	Carrizo Oil & Gas, Inc. *	89,168
1,173	Parsley Energy, Inc. *	34,580
2,600	RSP Permian, Inc. *	113,725
15,044	Sanchez Midstream Partner LP	179,024
3,848	SandRidge Energy, Inc. *	55,950
		677,844
	OIL & GAS SERVICS - 1.6%
20,272	Archrock Partners LP	234,142
438	Keane Group, Inc. *	6,417
1	McDermott International, Inc. *	18
42	Nine Energy Service, Inc. *	1,462
		242,039
	PACKAGING & CONTAINERS - 0.6%
2,500	KapStone Paper and Packaging Corp.	86,000

	PHARMACEUTICALS - 1.1%
1,100	Akorn, Inc. *	15,367
1,956	Catalent, Inc. *	76,793
426	Corcept Therapeutics, Inc. *	7,881
1,706	Owens & Minor, Inc.	27,808
853	Premier, Inc. *	27,825
		155,674

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	PIPELINES - 13.0%
4,190	Cheniere Energy, Inc. *	$279,138
7,875	Energy Transfer Partners LP	149,546
2,500	EQT Midstream Partners LP	139,575
9,640	Kinder Morgan, Inc.	160,795
6,414	MPLX LP	230,327
3,810	Noble Midstream Partners LP	196,482
9,730	Oasis Midstream Partners LP	181,659
4,350	Phillips 66 Partners LP	227,505
3,900	Tallgrass Energy Partners LP	170,313
4,160	Valero Energy Partners LP	170,518
500	Williams Partners LP	19,900
		1,925,758
	PRIVATE EQUITY - 0.7%
5,322	Kennedy-Wilson Holdings, Inc.	108,569

	REAL ESTATE - 3.1%
781	Aeon Mall Co. Ltd.	15,118
7,706	Aroundtown SA *	64,001
959	CK Asset Holdings Ltd.	8,008
27,090	Hang Lung Properties Ltd.	61,473
15,487	Hongkong Land Holdings Ltd.	112,436
2,337	Instone Real Estate Group B.V. * #	57,847
18,994	McCarthy & Stone PLC #	32,528
683	Mitsubishi Estate Co. Ltd.	12,422
43	Redfin Corp. *	950
12,268	Swire Properties Ltd.	48,092
546	Tokyu Fudosan Holdings Corp.	4,041
539	VGP NV	40,267
		457,183
	REAL ESTATE INVESTMENT TRUSTS - 17.7%
883	Acadia Realty Trust	22,737
659	Alexandria Real Estate Equities, Inc.	82,322
1,100	alstria office REIT-AG	16,217
5,028	American Homes 4 Rent	100,156
996	American Tower Corp.	137,817
42	Americold Realty Trust	865
51,411	Assura PLC	38,720
25,757	Beni Stabili SpA SIIQ	23,016
1,105	Boardwalk Real Estate Investment Trust	40,454
1,088	Brixmor Property Group, Inc.	17,277
47,389	CapitaLand Commercial Trust *	60,589
3,573	CatchMark Timber Trust, Inc.	45,377
913	Chatham Lodging Trust	18,981
4,871	COIMA RES SpA #	45,146
24,192	Colony NorthStar, Inc.	142,491
3,736	CoreCivic, Inc.	80,399
3,316	CorePoint Lodging, Inc. *	92,469
705	CoreSite Realty Corp.	74,843
1,441	CyrusOne, Inc.	79,803
3,600	DCT Industrial Trust, Inc.	234,468
13,038	Dexus	97,567
467	Education Realty Trust, Inc.	17,064

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 17.7% (Continued)
63,305	Empiric Student Property PLC	$72,023
528	Equinix, Inc.	209,537
56	Fonciere Des Regions	5,834
314	Gecina SA	54,247
689	GEO Group, Inc.	17,087
7,765	Global Medical REIT, Inc.	69,419
4,100	Gramercy Property Trust	113,037
3,691	Great Portland Estates PLC	33,889
12,475	Hansteen Holdings PLC *	17,629
1,782	Hispania Activos Inmobiliarios SOCIMI SA	36,797
23	Industrial & Infrastructure Fund Investment Corp.	25,743
1,097	Inmobiliaria Colonial Socimi SA	11,640
43	Invincible Investment Corp.	19,789
2,077	Jernigan Capital, Inc.	41,021
67,357	Keppel DC REIT	70,507
3,600	MTGE Investment Corp.	71,820
2,337	New Senior Investment Group, Inc.	17,481
642	New York REIT, Inc.	11,646
2,308	NorthStar Realty Europe Corp.	32,335
382	Outfront Media, Inc.	7,579
541	PennyMac Mortgage Investment Trust	10,128
2,886	Physicians Realty Trust	43,925
1,101	Prologis, Inc.	70,849
1,217	Regency Centers Corp.	70,683
760	Select Income REIT	16,416
		2,619,839
	RETAIL - 1.4%
2,366	Copart, Inc. *	129,728
690	Five Below, Inc. *	48,790
427	Wingstop, Inc.	21,610
		200,128
	SEMICONDUCTORS - 5.1%
1	Broadcom Ltd.	252
300	Cavium, Inc. *	250,830
4,400	NXP Semiconductors NV *	501,600
		752,682
	SOFTWARE - 10.9%
915	2U, Inc. *	86,742
43	Altair Engineering, Inc. *	1,513
952	Alteryx, Inc. *	32,387
1,547	Black Knight, Inc. *	78,278
4,676	Blackline, Inc. *	194,615
1,188	Coupa Software, Inc. *	63,415
23	DocuSign, Inc. *	1,146
7,238	Five9, Inc. *	252,534
46	GreenSky, Inc. *	1,231
1,461	Guidewire Software, Inc. *	135,639
46	HUYA, Inc. *	1,171
1,735	Instructure, Inc. *	74,605
1,947	InterXion Holding NV *	124,335
616	MongoDB, Inc. *	29,032

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares				Value
	COMMON STOCK - 99.1% (Continued)
	SOFTWARE - 10.9% (Continued)
897	Pluralsight, Inc. *			$19,303
1,579	PROS Holdings, Inc. *			55,802
43	SendGrid, Inc. *			1,141
3,342	SS&C Technologies Holdings, Inc.			170,141
641	Talend SA *			36,396
319	Ultimate Software Group, Inc. *			83,626
1,888	Veeva Systems, Inc. *			146,056
1,087	Zuora, Inc. *			24,110
				1,613,218
	TELECOMMUNICATIONS - 1.6%
4,189	GTT Communications, Inc. *			196,883
43	Switch, Inc.			537
600	T-Mobile US, Inc. *			33,420
				230,840
	TRANSPORTATION - 1.4%
7,970	Golar LNG Ltd.			207,061

	TOTAL COMMON STOCK (Cost - $14,100,879)			14,586,584

	EXCHANGE TRADED FUNDS - 4.0%
	EQUITY FUNDS - 1.0%
2,138	Horizons S&P 500 Covered Call ETF			106,152
725	Invesco China Real Estate ETF			21,989
667	IQ US Real Estate Small Cap ETF			17,252
204	VanEck Vectors Rare Earth/Strategic Metals ETF			5,235
				150,628
	DEBT FUNDS - 3.0%
2,500	iShares 0-5 Year High Yield Corporate Bond ETF			116,625
2,650	iShares US Preferred Stock ETF			98,712
4,920	Peritus High Yield ETF			180,466
488	SPDR Bloomberg Barclays Convertible Securities ETF			26,010
857	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			15,186
				436,999

	TOTAL EXCHANGE TRADED FUNDS (Cost - $585,215)			587,627

Shares		Maturity Date	Interest Rate	Value
	PREFERRED STOCK - 2.6%
7,000	Bank of America Corp. *	Perpetual	6.625%	$181,930
1,500	JPMorgan Chase & Co. *	Perpetual	6.125%	39,030
6,225	US Cellular Corp. *	12/1/2064	7.250%	158,489
	TOTAL PREFERRED STOCK (Cost - $389,178)			379,449

	CLOSED END FUND - 0.7%
10,000	PIMCO Income Strategy Fund II			106,400
	TOTAL CLOSED END FUND (Cost - $103,373)

	OPEN END FUND - 0.4%
5,827	Semper MBS Total Return Fund			62,170
	TOTAL OPEN END FUND (Cost - $62,112)

	SHORT-TERM INVESTMENTS - 5.7%
842,531	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.32% ^			842,531
	(Cost - $842,531)

	TOTAL INVESTMENTS - 120.8% (Cost - $17,318,167) (a)			$17,786,263

	OTHER ASSETS AND LIABILITIES - (20.8)%			(3,000,180)

	NET ASSETS - 100.0%			$14,786,083

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	SECURITIES SOLD SHORT - (20.8)% *
	COMMON STOCK - (12.8)%
	BANKS - (0.3)%
1,305	Fifth Third Bancorp	$39,907

	BIOTECHNOLOGY - (0.2)%
350	Myriad Genetics, Inc.	12,778
2,323	Sinovac Biotech Ltd.	18,050
		30,828
	COMMERCIAL SERVICES - (0.1)%
88	Strayer Education, Inc.	9,618

	DISTRIBUTION/WHOLESALE - (0.5)%
1,875	EnviroStar, Inc.	72,187

	DIVERSIFIED FINANCIAL SERVICES - (0.3)%
133	Credit Acceptance Corp.	46,950

	ELECTRIC - (1.2)%
1,648	El Paso Electric Co.	96,573
1,548	Unitil Corp.	74,722
		171,295
	ENTERTAINMENT - (0.5)%
281	Marriott Vacations Worldwide Corp.	33,787
966	Penn National Gaming, Inc.	32,921
		66,708
	GAS - (1.9)%
987	Atmos Energy Corp.	88,050
1,213	Chesapeake Utilities Corp.	96,858
1,192	ONE Gas, Inc.	89,460
		274,368
	HEALTHCARE-PRODUCTS - (0.5)%
4,914	MiMedx Group, Inc.	41,376
1,380	Patterson Cos, Inc.	28,870
		70,246
	HEALTHCARE-SERVICES - (0.2)%
1,986	Select Medical Holdings Corp.	35,947

	INTERNET - (0.1)%
77	Stamps.com, Inc.	19,312

	MEDIA - (0.1)%
529	Sinclair Broadcast Group, Inc.	14,495

	OIL & GAS - (0.8)%
832	Concho Resources, Inc.	114,242

	PHARMACEUTICALS - (1.0)%
1,658	Adamas Pharmaceuticals, Inc.	47,485
840	CVS Health Corp.	53,248
1,111	Lannett Co., Inc.	18,387
872	Pacira Pharmaceuticals, Inc.	29,866
		148,986
	PIPELINES - (0.1)%
747	Williams Cos, Inc.	20,064

	REITS - (1.8)%
3,425	Annaly Capital Management, Inc.	35,723
3,672	Prologis, Inc.	236,293
		272,016
	RETAIL - (0.6)%
1,326	CarMax, Inc.	91,388

	SEMICONDUCTORS - (1.0)%
6,528	Marvell Technology Group Ltd.	140,613

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2018

Shares		Value
	SECURITIES SOLD SHORT - (20.8)% *
	COMMON STOCK - (12.8)% (Continued)
	SOFTWARE - (0.3)%
336	VMware, Inc.	$46,193

	TELECOMMUNICATIONS - (1.3)%
5,249	AT&T, Inc.	169,648
5,850	Sprint Corp.	30,069
		199,717

	TOTAL COMMON STOCK (Proceeds - $1,692,364)	1,885,080

	EXCHANGED TRADED FUNDS - (8.0)%
	EQUITY FUNDS - (8.0)%
1,200	iShares Russell 2000 ETF	$195,324
4,846	iShares Russell 2000 Growth ETF	983,156
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $858,130)	1,178,480

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,550,494) (a)	$3,063,560

*	Non-income producing securities

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2018, these securities amounted to $1,027,185 or 6.50% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $14,892,650 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,641,741
Unrealized depreciation:	(1,811,688)
Net unrealized depreciation:	$(169,947)

							Unrealized
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver	Foreign Currency	Counterparty	In Exchange For		Value	(Depreciation)
To Sell:
9/6/2018	1,172	EUR	Bank of New York	$1,383	USD	$1,379	$4
Total Unrealized:							$4

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
May 31, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 87.1%
	EQUITY FUND - 87.1%
70,000	SPDR S&P500 ETF Trust +			$18,965,800
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,020,954)			18,965,800

Contracts (a)			Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.9% *
1,650	SPDR S&P500 ETF Trust		06/29/18 - $267.00	414,150
	TOTAL PURCHASED OPTIONS (Cost - $401,053)			414,150

Shares
	SHORT-TERM INVESTMENTS - 6.8%
1,474,978	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $1,474,978)			1,474,978

	TOTAL INVESTMENTS - 95.8% (Cost - $19,896,985) (b)			$20,854,928

	OTHER ASSETS LESS LIABILITIES - 4.2%			919,257

	NET ASSETS - 100.0%			$21,774,185

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.3)% *
	PUT OPTIONS WRITTEN - (0.6)%
1,650	SPDR S&P500 ETF Trust (Premiums Received - $126,573)	412,500	06/29/18 - $253.00	122,925

	CALL OPTIONS WRITTEN - (0.7)%
30	SPDR S&P500 ETF Trust	7,500	06/15/18 - $264.00	23,505
425	SPDR S&P500 ETF Trust	106,250	06/15/18 - $276.00	19,337
60	SPDR S&P500 ETF Trust	15,000	06/29/18 - $260.00	70,470
200	SPDR S&P500 ETF Trust	50,000	06/29/18 - $273.00	38,100
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $211,259)			151,412

	TOTAL WRITTEN OPTIONS (Premiums Received - $337,832) (b)			$274,337

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, excluding swaps, is $19,559,154 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,021,437
Unrealized depreciation:	—
Net unrealized appreciation:	$1,021,437

	TOTAL RETURN SWAPS - 0.6%
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	Gain/(Loss)
793,530	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	10/4/2018	Pay	1.90932	$19,290
1,851,570	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/9/2018	Pay	1.90932	45,010
1,322,550	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	11/29/2018	Pay	1.90932	32,150
1,322,550	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	11/29/2018	Pay	1.90932	32,150
1,361,328	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/3/2019	Pay	1.90932	(6,628)
							$121,972

#	Variable rate is Libor plus 0.40%

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
May 31, 2018

Shares				Value
	EXCHANGE TRADED FUND - 59.5%
	EQUITY FUND - 59.5%
107,500	iShares MSCI Emerging Markets ETF +			$4,911,675
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,830,852)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 4.6% *
1,200	iShares MSCI Emerging Markets ETF	5,482,800	6/15/2018 - $46.50	127,200
900	iShares MSCI Emerging Markets ETF	4,112,100	6/29/2018 - $45.50	79,650
500	iShares MSCI Emerging Markets ETF	2,284,500	6/29/2018 - $46.00	56,750
800	iShares MSCI Emerging Markets ETF	3,655,200	6/29/2018 - $46.50	114,800
	TOTAL PURCHASED OPTIONS (Cost - $267,485)			378,400

Shares
	SHORT-TERM INVESTMENTS - 24.2%
1,997,229	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^			1,997,229
	(Cost - $1,997,229)

	TOTAL INVESTMENTS - 88.3% (Cost - $6,095,566) (b)			$7,287,304

	OTHER ASSETS AND LIABILITIES - 11.7%			962,367

	NET ASSETS - 100.0%			$8,249,671

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.0)%
	PUT OPTIONS WRITTEN - (0.9)% *
2,200	iShares MSCI Emerging Markets ETF	$10,051,800	6/15/2018 - $44.00	$40,700
600	iShares MSCI Emerging Markets ETF	2,741,400	6/29/2018 - $43.00	14,700
400	iShares MSCI Emerging Markets ETF	1,827,600	6/29/2018 - $44.00	16,400
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $93,671)			71,800

	CALL OPTIONS WRITTEN - (0.1)% *
400	iShares MSCI Emerging Markets ETF	1,920,800	6/15/2018 - $47.00	6,600
1,250	iShares MSCI Emerging Markets ETF	6,002,500	6/15/2018 - $48.50	3,125
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $66,329)			9,725

	TOTAL OPTIONS WRITTEN (Premiums Received - $160,000) (b)			$81,525

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, excluding swaps, is $6,301,394 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$919,882
Unrealized depreciation:	(15,497)
Net unrealized appreciation:	$904,385

	OPEN RETURN SWAPS - 1.1%
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate	Gain/(Loss)
$2,627,520	iShares MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/9/2018	Pay	1.910#	$(68,880)
1,603,200	iShares Currency Hedged MSCI Emerging Markets ETF	60,000	Goldman Sachs	1/11/2019	Pay	2.510#	(16,200)
534,400	iShares Currency Hedged MSCI Emerging Markets ETF	20,000	Goldman Sachs	1/11/2019	Pay	1.930#	(5,400)
							$(90,480)

#	Variable rate is Libor plus 0.45%.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
May 31, 2018

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 7.7%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.6%
$100,000	CPS Auto Receivables Trust 2018-A #	3.6600		12/15/2023	$99,770
120,000	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	121,350
150,000	First Investors Auto Owner Trust 2017-2 #	5.4800		10/15/2024	152,699
160,000	Foursight Capital Automobile Receivables Trust 2018-1	6.8200		4/15/2025	163,385
205,000	Westlake Automobile Receivables Trust 2018-1 #	4.5300		5/15/2023	204,462
245,000	Westlake Automobile Receivables Trust 2018-2 #	4.8600		1/16/2024	246,424
					988,090
	COMMERCIAL ASSET-BACKED SECURITIES - 0.9%
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330		11/10/2049	131,153
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans	4.1174		8/15/2048	78,846
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.7544		6/15/2047	111,708
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.0680		10/15/2048	104,164
150,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	123,060
					548,931
	OTHER ASSET-BACKED SECURITIES - 1.5%
135,000	Hardee’s Funding LLC #	4.9590		6/21/2048	135,000
160,000	Invitation Homes 2018-SFR1 Trust #, 1 mo. LIBOR + 2.0000%	3.9387		3/17/2037	161,546
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	154,016
100,000	Progress Residential 2018-SFR1 Trust #	4.3800		3/17/2035	100,170
100,000	Progress Residential 2018-SFR1 Trust #	4.7780		3/17/2035	100,388
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	103,364
100,000	Tricon American Homes 2017-SFR2 Trust #	3.6720		1/17/2036	97,984
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	102,026
					954,494
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
175,498	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	127,255
110,000	Angel Oak Mortgage Trust LLC 2015-1 #	6.3399		1/25/2047	112,666
150,000	Bellemeade Re 2017-1 Ltd #, 1 mo. LIBOR + 3.3500%	5.3183		10/25/2027	155,724
140,000	Bellemeade Re 2018-1 Ltd. #,1 mo. LIBOR + 1.6000%	3.5683		4/25/2028	141,012
100,000	COLT 2017-2 Mortgage Loan Trust #	4.5630		10/25/2047	100,206
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750		4/25/2058	99,997
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420		4/25/2058	129,997
210,000	Fannie Mae Connecticut Avenue Securities	6.1097		2/25/2030	219,534
99,961	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR + 10.2500%	12.2097		1/25/2029	132,992
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR + 4.0000%	5.9597		5/25/2030	258,979
180,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR + 5.0500%	7.0097		11/25/2029	198,917
158,490	Fannie Mae REMICS	3.0000		12/25/2027	13,739
180,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR + 5.1500%	7.1097		10/25/2029	205,290
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR + 4.4500%	6.4097		3/25/2030	215,008
129,587	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR + 8.8000%	10.7597		3/25/2028	157,471
53,655	Luminent Mortgage Trust 2006-2, 1 mo. LIBOR + 0.2000%	2.1597		2/25/2046	48,348
					2,317,135

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,708,988)				4,808,650

	BANK LOANS - 4.3%
	AUTO MANUFACTURING - 0.1%
50,000	Trico, 3 mo. LIBOR + 6.5000%	8.8072	*	2/2/2024	50,313

	BUILDING MATERIALS - 0.3%
44,775	Arclin US Holding Corp., 3 mo. LIBOR + 3.5000%	5.8020	*	2/14/2024	45,288
20,400	Arclin US Holding Corp., 3 mo. LIBOR + 8.7500%	11.0520	*	2/14/2025	20,706
100,000	Janus, 3 mo. LIBOR + 3.0000	4.9803	*	2/92025	99,500
					165,494
	CONSUMER PRODUCTS - 0.3%
99,750	Diversey	5.0972		9/6/2024	99,293
95,742	On Assignment, 3 mo. LIBOR + 2.0000%	3.9803	*	2/21/2025	96,191
					195,484
	ENTERTAINMENT - 0.4%
220,000	Scientific Games, 3 mo. LIBOR + 2.7500%	4.7303	*	8/14/2024	221,118
55,000	Warner Music Group, 3 mo. LIBOR + 2.2500%	4.2303	*	11/1/2023	55,051
					276,169
	FOOD - 0.3%
121,766	Chobani, 3 mo. LIBOR + 3.5000%	5.4803	*	10/7/2023	122,172
44,550	JBS USA LUX SA, 3 mo. LIBOR + 2.5000%	4.6775	*	10/30/2022	44,510
					166,682
	GAS - 0.0%
25,000	Chesapeake Energy Corp., 3 mo. LIBOR + 7.5000%	9.4683	*	8/23/2021	26,362

	INSURANCE - 0.4%
65,371	Nationstar, 3 mo. LIBOR + 5.0000%	—	*	4/27/2019	65,371
87,162	Nationstar, 3 mo. LIBOR + 5.5000%	—	*	4/27/2019	86,181
87,162	Nationstar, 3 mo. LIBOR + 5.7500%	—	*	4/27/2019	86,181
					237,733

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 4.3% (Continued)
	MACHINERY-MANUFACTUING - 0.1%
$85,000	Shape Technologies, 3 mo. LIBOR + 3.0000%	5.2595	*	4/4/2025	$85,372

	METALS & MINING - 0.1%
34,825	Big River Steel, 3 mo. LIBOR + 5.0000%	7.3020	*	8/15/2023	35,434

	OIL - 0.0%
12,350	MEG Energy Corp., 3 mo. LIBOR + 3.5000%	5.8100	*	12/31/2023	12,394

	PHARMACEUTICALS - 0.2%
49,750	Nature’s Bounty, 3 mo. LIBOR + 3.5000%	5.4803	*	8/15/2024	44,402
60,000	Valeant Pharmaceuticals, 3 mo. LIBOR + 3.0000%	—		5/28/2025	60,161
					104,563
	REAL ESTATE - 0.1%
40,000	Iron Mountain, Inc., 3 mo. LIBOR + 1.7500%	3.7303		3/22/2026	39,525

	RETAIL - 0.7%
234,824	Camping World, 3 mo. LIBOR + 2.7500%	4.6727	*	11/8/2023	236,502
60,000	Interior Logic, 3 mo. LIBOR + 4.0000%	—		5/21/2025	59,700
134,428	Neiman Marcus Group LTD. LLC, 3 mo. LIBOR + 3.2500%	5.1727		10/25/2020	119,347
					415,549
	SEMICONDUCTORS - 0.2%
115,000	Microchip Technology, 3 mo. LIBOR + 2.0000%	—		5/24/2025	115,819

	SOFTWARE - 0.2%
23,903	SS&C Technologies, 3 mo. LIBOR + 2.5000%	4.4803	*	2/28/2025	24,066
64,605	SS&C Technologies, 3 mo. LIBOR + 2.5000%	4.4803		2/28/2025	65,046
43,352	West Corp., 3 mo. LIBOR + 4.0000%	5.9803	*	10/3/2024	43,401
					132,513
	TELLECOMMUNICATIONS - 0.8%
165,000	SBA Communications, 3 mo. LIBOR + 2.0000%	3.0400		4/11/2025	165,012
103,950	SFR Group SA, 3 mo. LIBOR + 2.7500%	4.7303	*	6/22/2025	102,261
185,000	Sinclair Broadcasting, 3 mo. LIBOR + 2.5000%	—		12/12/2024	185,270
22,060	Windstream Services LLC, 3 mo. LIBOR + 4.0000%	5.9400	*	3/30/2021	21,265
					473,808
	TRANSPORTATION - 0.1%
39,800	PODS, 3 mo. LIBOR + 3.0000%	4.9277		11/21/2024	39,924

	TOTAL BANK LOANS (Cost - $2,562,970)				2,573,138

	TERM LOANS - 0.7%
	ENERGY - 0.1%
34,166	CE STAR Holdings LLC (a)(b)	12.0000		11/28/2021	32,492

	ENTERTAINMENT - 0.1%
49,202	Intrawest, 3 mo. LIBOR + 3.2500%	4.9803		6/29/2024	49,489

	MANUFACTURED GOODS - 0.2%
119,400	Kloeckner Pentaplast, 3 mo. LIBOR + 4.2500%	6.2303	*	6/29/2022	115,482

	RETAIL - 0.3%
239,160	Nebraska Book Holdings, Inc., Tranche B +(a)(b)	8.0000		11/18/2020	212,135

	TOTAL TERM LOANS (Cost - $440,802)				409,598

	CORPORATE BONDS - 48.4%
	ADVERTISING - 0.2%
51,000	Aimia, Inc.	6.8500		5/17/2019	39,315
105,000	MDC Partners, Inc. #	6.5000		5/1/2024	93,450
					132,765
	AIRLINES - 0.9%
175,000	Intrepid Aviation Group Holdings LLC #	6.8750		2/15/2019	173,906
400,000	VistaJet Malta Finance PLC #	7.7500		6/1/2020	395,500
					569,406
	AUTO MANUFACTURERS - 0.2%
155,000	General Motors Financial Co., Inc.	3.8500		1/5/2028	146,167

	AUTO PARTS & EQUIPMENT - 0.1%
40,000	Titan International, Inc. #	6.5000		11/30/2023	40,300

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 48.4% (Continued)
	BANKS - 2.7%
$200,000	Barclays PLC, 5 mo. LIBOR + 5.0220%	6.6250	9/15/2166	$201,044
200,000	BNP Paribas SA #	3.3750	1/9/2025	190,192
205,000	BNP Paribas SA #, 5 mo. LIBOR + 1.4830%	4.3750	3/1/2033	194,865
90,000	Freedom Mortgage Corp. #	8.2500	4/15/2025	90,000
130,000	Freedom Mortgage Corp. #	8.1250	11/15/2024	129,636
411,000	Goldman Sachs Capital II, 3 mo. LIBOR + 0.7675%	4.0000	12/3/2165	351,405
35,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.1580%	5.1500	5/22/2045	36,176
140,000	Goldman Sachs Group, Inc.	3.8140	4/23/2029	134,601
300,000	Royal Bank of Scotland Group PLC, 5 mo. LIBOR + 5.7200%	8.0000	8/10/2165	324,564
				1,652,483
	BEVERAGES - 1.0%
140,000	Bacardi Ltd. #	5.3000	5/15/2048	134,020
492,000	Carolina Beverage Group LLC #	10.6250	8/1/2018	493,894
				627,914
	BIOTECHNOLOGY - 1.1%
215,000	Celgene Corp.	3.9000	2/20/2028	207,068
460,000	Southern States Cooperative, Inc. #	10.0000	8/15/2021	478,975
				686,043
	CHEMICALS - 0.1%
45,000	NOVA Chemicals Corp. #	5.2500	6/1/2027	42,750
50,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. #	5.7500	4/30/2026	48,533
				91,283
	COMMERCIAL SERVICES - 1.1%
87,000	Carriage Services, Inc. #	6.6250	6/1/2026	88,196
400,000	Hertz Corp.	5.8750	10/15/2020	387,080
50,000	Rent-A-Center, Inc.	6.6250	11/15/2020	47,750
140,000	United Rentals North America, Inc.	4.8750	1/15/2028	131,824
				654,850
	COMPUTERS - 0.2%
45,000	Diamond 1 Finance Corp. #	6.0200	6/15/2026	47,563
60,000	Seagate HDD Cayman	5.7500	12/1/2034	55,457
				103,020
	DISTRIBUTION/WHOLESALE - 0.2%
135,000	H&E Equipment Services, Inc.	5.6250	9/1/2025	133,650

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
200,000	Avation Capital SA #	6.5000	5/15/2021	201,940
531,000	Creditcorp #	12.0000	7/15/2018	530,004
				731,944
	ELECTRIC - 0.8%
55,000	Calpine Corp.	5.7500	1/15/2025	50,188
65,000	Calpine Corp. #	5.2500	6/1/2026	61,669
15,000	NextEra Energy Operating Partners LP #	4.5000	9/15/2027	14,006
150,000	Stoneway Capital Corp. #	10.0000	3/1/2027	154,965
210,000	Talen Energy Supply LLC #	10.5000	1/15/2026	196,087
				476,915
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
383,000	Artesyn Embedded Technologies, Inc. #	9.7500	10/15/2020	371,510

	ENGINEERING & CONSTRUCTION - 1.2%
522,000	Aldesa Financial Services SA	7.2500	4/1/2021	547,179
197,000	NANA Development Corp. #	9.5000	3/15/2019	197,246
				744,425
	ENTERTAINMENT - 1.4%
500,000	AMC Entertainment Holdings, Inc.	5.8750	2/15/2022	508,125
140,000	Production Resource Group, Inc.	8.8750	5/1/2019	130,200
884,682	Tunica-Biloxi Gaming Authority #	3.7800	6/15/2020	221,170
				859,495
	ENVIRONMENTAL CONTROL - 0.2%
97,000	Tervita Escrow Corp. #	7.6250	12/1/2021	98,455

	FOOD - 1.1%
35,000	Clearwater Seafoods, Inc. #	6.8750	5/1/2025	33,512
110,000	JBS USA LUX SA #	6.7500	2/15/2028	104,088
180,000	Pilgrim’s Pride Corp. #	5.8750	9/30/2027	169,650
40,000	Post Holdings, Inc. #	5.6250	1/15/2028	37,850
60,000	Post Holdings, Inc. #	5.0000	8/15/2026	56,400
269,061	Youngs PIK SCA	8.2500	8/1/2019	314,600
				716,100
	GAS - 0.8%
250,000	NGL Energy Partners LP	5.1250	7/15/2019	250,625
250,000	NGL Energy Partners LP	6.8750	10/15/2021	253,438
				504,063

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 48.4% (Continued)
	HEALTHCARE-SERVICES - 0.9%
$115,000	Centene Escrow I Corp. #	5.3750	6/1/2026	$116,518
400,000	HCA Healthcare, Inc.	6.2500	2/15/2021	420,000
				536,518
	HOME BUILDERS - 0.9%
400,000	AV Homes, Inc.	6.6250	5/15/2022	407,100
60,000	Meritage Homes Corp. #	6.0000	6/1/2025	61,650
110,000	Toll Brothers Finance Corp.	4.8750	11/15/2025	106,288
				575,038
	INSURANCE - 0.2%
100,000	AXA Equitable Holdings, Inc. #	4.3500	4/20/2028	98,104
25,000	CNO Financial Group, Inc.	5.2500	5/30/2025	25,250
				123,354
	IRON/STEEL - 0.1%
75,000	Commercial Metals Co. #	5.7500	4/15/2026	74,625

	LEISURE TIME - 1.2%
550,000	Silversea Cruise Finance Ltd. #	7.2500	2/1/2025	576,125
85,000	Viking Cruises Ltd. #	5.8750	9/15/2027	79,688
95,000	VOC Escrow Ltd. #	5.0000	2/15/2028	89,955
				745,768
	LODGING - 0.1%
35,000	Wyndham Worldwide Corp.	4.5000	4/1/2027	34,617

	MACHINERY-CONSTRUCTION & MINING - 0.6%
375,000	BlueLine Rental Finance Corp. #	9.2500	3/15/2024	401,051

	MACHINERY-DIVERSIFIED - 1.5%
450,000	Cloud Crane LLC #	10.1250	8/1/2024	491,625
400,000	Xerium Technologies, Inc.	9.5000	8/15/2021	418,000
				909,625
	MEDIA - 0.8%
250,000	Altice Luxembourg SA #	7.7500	5/15/2022	240,938
168,000	Lee Enterprises, Inc. #	9.5000	3/15/2022	175,140
40,000	Salem Media Group, Inc. #	6.7500	6/1/2024	38,000
83,000	Yellow Pages Digital & Media Solutions Ltd. #	10.0000	11/1/2022	65,824
				519,902
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250	2/1/2016	—

	MINING - 1.1%
35,000	Constellium NV #	5.8750	2/15/2026	33,425
200,000	First Quantum Minerals Ltd. #	6.8750	3/1/2026	190,500
159,000	Mountain Province Diamonds, Inc. #	8.0000	12/15/2022	159,199
207,000	Real Alloy Holding, Inc. # (a)(b)	10.0000	1/15/2019	150,075
260,000	Real Alloy Holding, Inc. Roll Up Note # (a)(b) +	10.0000	6/15/2018	182,000
				715,199
	MISCELLANEOUS MANUFACTURING - 0.3%
176,000	Techniplas LLC #	10.0000	5/1/2020	156,640

	OIL & GAS - 5.4%
450,000	Ascent Resources Utica Holdings LLC #	10.0000	4/1/2022	487,125
58,000	Bellatrix Exploration Ltd. #	8.5000	5/15/2020	45,820
444,000	Canbriam Energy, Inc. #	9.7500	11/15/2019	450,660
744,000	Delphi Energy Corp. #	10.0000	7/15/2021	572,109
100,000	Denbury Resources, Inc. #	9.0000	5/15/2021	106,750
250,000	Denbury Resources, Inc.	5.5000	5/1/2022	221,875
161,000	EV Energy Partners LP	8.0000	4/15/2019	78,085
140,000	Halcon Resources Corp.	6.7500	2/15/2025	132,300
87,000	IGas Energy PLC	8.0000	6/30/2021	87,218
75,000	Newfield Exploration Co.	5.3750	1/1/2026	77,531
269,875	PetroQuest Energy, Inc.	10.0000	2/15/2021	209,153
70,000	Precision Drilling Corp. #	7.1250	1/15/2026	71,575
223,000	Resolute Energy Corp.	8.5000	5/1/2020	223,558
395,000	Shelf Drilling Holdings Ltd. #	8.2500	2/15/2025	404,381
105,000	Sunoco LP #	4.8750	1/15/2023	100,539
45,000	Tapstone Energy LLC #	9.7500	6/1/2022	38,419
39,270	W&T Offshore, Inc. #	9.0000	5/15/2020	39,172
				3,346,269

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 48.4% (Continued)
	OIL & GAS SERVICES - 1.0%
$95,000	Calfrac Holdings LP #	8.5000	6/15/2026	$94,497
64,000	Era Group, Inc.	7.7500	12/15/2022	62,560
147,000	ION Geophysical Corp.	9.1250	12/15/2021	149,205
14,596	Polarcus Ltd. #	—	1/1/2025	9,487
338,000	Seitel, Inc.	9.5000	4/15/2019	335,042
				650,791
	PACKAGING & CONTAINERS - 0.3%
200,000	BWAY Holding Co. #	5.5000	4/15/2024	198,000

	PHARMACEUTICALS - 0.5%
20,000	Allergan Funding SCS	4.7500	3/15/2045	19,383
75,000	CVS Health Corp.	3.7000	3/9/2023	74,939
200,000	Valeant Pharmaceuticals International, Inc. #	7.2500	7/15/2022	203,540
				297,862
	PIPELINES - 2.8%
540,000	American Midstream Partners LP #	8.5000	12/15/2021	529,200
75,000	Cheniere Energy Partners LP #	5.2500	10/1/2025	73,125
60,000	Enable Midstream Partners LP	4.9500	5/15/2028	60,123
69,000	Genesis Energy LP	6.2500	5/15/2026	65,033
75,000	Genesis Energy LP	6.5000	10/1/2025	72,562
50,000	Kinder Morgan Energy Partners LP	5.4000	9/1/2044	50,540
210,000	Kinder Morgan, Inc.	4.3000	3/1/2028	206,334
140,000	MPLX LP	4.5000	4/15/2038	133,921
250,000	Summit Midstream Partners LP, 3 mo. LIBOR + 7.4300%	9.5000	6/15/2166	250,625
90,000	Targa Resources Partners LP	5.1250	2/1/2025	89,100
70,000	Transcontinental Gas Pipe Line Co. LLC #	4.0000	3/15/2028	69,278
55,000	Valero Energy Partners LP	4.5000	3/15/2028	54,568
105,000	Western Gas Partners LP	4.5000	3/1/2028	104,623
				1,759,032
	PRIVATE EQUITY - 0.5%
300,000	Icahn Enterprises LP	6.2500	2/1/2022	307,875

	REAL ESTATE - 0.7%
85,000	American Homes 4 Rent LP	4.2500	2/15/2028	82,373
190,000	Avison Young Canada, Inc. #	9.5000	12/15/2021	196,175
135,000	Kennedy-Wilson, Inc. #	5.8750	4/1/2024	133,312
				411,860
	RETAIL - 2.1%
60,000	1011778 BC ULC / New Red Finance, Inc. #	5.0000	10/15/2025	57,150
361,000	Hot Topic, Inc. #	9.2500	6/15/2021	346,560
423,000	House of Fraser Funding PLC, 3 mo. LIBOR + 5.7500%	6.3535	9/15/2020	426,945
40,000	JC Penney Corp, Inc. #	8.6250	3/15/2025	33,300
50,000	Neiman Marcus Group Ltd. LLC #	8.0000	10/15/2021	36,000
303,000	Pizzaexpress Financing 2 PLC	6.6250	8/1/2021	379,723
				1,279,678
	SEMICONDUCTORS - 1.0%
657,000	MagnaChip Semiconductor Corp.	6.6250	7/15/2021	637,290

	SOFTWARE - 0.5%
300,000	j2 Cloud Services LLC #	6.0000	7/15/2025	302,250

	SOVEREIGN - 1.3%
200,000	Mexico Government International Bond	3.7500	1/11/2028	187,950
260,000	Oman Government International Bond #	4.1250	1/17/2023	251,042
205,000	Qatar Government International Bond #	5.1030	4/23/2048	204,322
200,000	Saudi Government International Bond #	5.0000	4/17/2049	193,815
				837,129
	TELECOMMUNICATIONS - 4.0%
70,000	Frontier Communications Corp.	11.0000	9/15/2025	56,350
65,000	Frontier Communications Corp. #	8.5000	4/1/2026	63,212
500,000	Frontier Communications Corp.	7.1250	3/15/2019	508,750
193,000	HC2 Holdings, Inc. #	11.0000	12/1/2019	196,802
197,279	Interactive Network, Inc.	14.0000	4/27/2025	157,190
536,000	Sorenson Communications LLC #	9.0000	10/31/2020	533,320
150,000	Sprint Communications, Inc.	6.0000	11/15/2022	149,625
250,000	Sprint Communications, Inc.	7.0000	8/15/2020	259,412
70,000	Sprint Corp.	7.6250	3/1/2026	72,100
130,000	T-Mobile USA, Inc.	4.7500	2/1/2028	121,713
55,000	Vodafone Group PLC	3.7500	1/16/2024	54,780
125,000	Vodafone Group PLC	5.2500	5/30/2048	127,212
53,000	Windstream Services LLC #	8.7500	12/15/2024	32,330
145,000	Windstream Services LLC #	8.6250	10/31/2025	137,388
				2,470,184
	TEXTILES - 0.3%
200,000	Grupo Kaltex SA de CV #	8.8750	4/11/2022	168,752

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 48.4% (Continued)
	TRANSPORTATION - 1.7%
$301,208	Bluewater Holding BV #	10.0000	12/10/2019	$311,750
200,000	Euronav Luxembourg SA #	7.5000	5/31/2022	201,715
74,000	Tidewater, Inc.	8.0000	8/1/2022	76,102
450,000	XPO Logistics, Inc. #	6.5000	6/15/2022	462,487
				1,052,054

	TOTAL CORPORATE BONDS (Cost - $29,033,074)			27,852,151

	CONVERTIBLE BONDS - 4.1%
	ENERGY-ALTERNATIVE SOURCES - 0.9%
530,000	Clean Energy Fuels Corp. #	5.2500	10/1/2018	535,319

	FOREST PRODUCTS & PAPER - 0.3%
250,000	Fortress Global Enterprises, Inc. #	7.0000	12/31/2019	175,811

	OIL & GAS - 0.2%
211,000	Zargon Oil & Gas Ltd. #	8.0000	12/31/2019	123,702

	PHARMACEUTICALS - 0.3%
42,000	Teligent, Inc. #	3.7500	12/15/2019	39,661
185,000	VIVUS, Inc. #	4.5000	5/1/2020	147,075
				186,736
	REITS - 0.6%
402,000	RAIT Financial Trust #	4.0000	10/1/2033	394,276

	SOFTWARE - 0.7%
331,000	Avid Technilogy, Inc. #	2.0000	6/15/2020	289,625
151,000	Inseego Corp. #	5.5000	6/15/2022	123,790
				413,415
	TELECOMMUNICATIONS - 0.0%
28,000	Gogo, Inc. #	3.7500	3/1/2020	23,801

	TOYS/GAMES/HOBBIES - 0.4%
80,000	JAKKS Pacific, Inc. #	4.2500	8/1/2018	77,504
173,000	JAKKS Pacific, Inc. #	4.8750	6/1/2020	148,739
				226,243
	TRANSPORTATION - 0.7%
413,000	Steel Connect, Inc. #	5.2500	3/1/2019	405,288

	TOTAL CONVERTIBLE BONDS (Cost - $2,409,268)			2,484,591

Shares
	PREFERRED STOCK - 3.0%
	BANKS - 1.5%
10,000	Bank of America Corp.	6.0000	Perpetual	254,200
11,000	Bank of America Corp.	6.6250	Perpetual	285,890
5,450	JPMorgan Chase & Co.	6.1250	Perpetual	141,809
200	Wells Fargo & Co. #	7.5000	Perpetual	251,400
				933,299
	PIPELINS - 1.0%
10,000	Enbridge, Inc., 3 mo. LIBOR + 3.5930%	6.3750	4/15/2078	256,600
15,000	Energy Transfer Partners LP, 3 mo. LIBOR + 4.5300%	7.3750		376,200
				632,800
	PRIVATE EQUITY - 0.2%
2,000	Apollo Global Management LLC	6.3750		48,800
3,000	KKR & Co. LP	6.7500		80,550
				129,350
	REITS - 0.1%
3,025	SL Green Realty Corp.	6.5000		76,895

	TELECOMMUNICATIONS - 0.2%
4,725	United States Cellular Corp.	7.2500	12/1/2064	120,299

	TOTAL PREFERRED STOCK (Cost - $1,893,097)			1,892,643

	COMMON STOCK - 1.5%
	AEROSPACE & DEFENSE - 0.1%
611	Orbital ATK, Inc.			81,703

	BANKS - 0.1%
2,994	Coastway Bancorp, Inc.			82,036

	BIOTECHNOLOGY - 0.0%
13,266	Cadus Corp.			21,159

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

Shares		Value
	COMMON STOCK - 1.5% (Continued)
	CHEMICALS - 0.1%
1,849	A Schulman, Inc.	$80,894

	COMMERCIAL SERVICES - 0.1%
6,169	eHi Car Services Ltd.	81,739

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
784	Financial Engines, Inc.	35,006
1,989	PHH Corp.	21,481
		56,487
	ELECTRIC - 0.1%
6,665	8Point3 Energy Partners LP	81,846

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
709	General Cable Corp.	21,022

	ENERGY - 0.1%
161	CE Star (a)(b)	44,842

	GAS - 0.1%
1,169	Vectren Corp.	82,602

	HEALTHCARE-PRODUCTS - 0.1%
977	Analogic Corp.	81,726

	HEALTHCARE-SERVICES - 0.0%
2,264	Kindred Healthcare, Inc.	20,263

	INSURANCE - 0.3%
1,707	AmTrust Financial Services, Inc.	22,806
1,208	Validus Holdings Ltd.	81,854
1,471	XL Group Ltd.	81,758
		186,418
	INTERNET - 0.0%
781	FriendFinder Networks, Inc. (a)(b)	—

	OIL & GAS - 0.1%
146,785	Polarcus Ltd.	40,721

	REITS - 0.1%
3,874	Quality Care Properties, Inc.	81,160

	SAVINGS & LOANS - 0.0%
119	Hibernia Bancorp, Inc.	3,570
631	Jacksonville Bancorp, Inc.	21,233
		24,803
	SOFTWARE - 0.1%
30,702	RMG Networks Holding Corp.	37,456

	TOTAL COMMON STOCK (Cost - $1,045,389)	1,106,877

	EQUITY FUND - 7.7%
78,586	Alerian MLP ETF	813,365
43,880	InfraCap MLP ETF	333,488
10,621	iShares 0-5 Year High Yield Corporate Bond ETF	495,470
5,000	iShares US Preferred Stock ETF	186,250
1	ProShares UltraShort 20+ Year Treasury	36
61,501	ProShares UltraShort Russell2000	916,980
39,267	VanEck Vectors Emerging Markets High Yield Bond ETF	911,387
45,999	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	815,102
8,416	WisdomTree Emerging Markets Local Debt Fund	301,209
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,060,166)	4,773,287

	MUTUAL FUNDS - 16.1%
	DEBT FUND - 16.1%
228,630	AlphaCentric Income Opportunities Fund, Class I	2,807,576
375,210	American Beacon Sound Point Floating Rate Income Fund, Class Y	3,868,411
310,805	Semper MBS Total Return Fund, Institutional Class	3,316,286
	TOTAL MUTUAL FUNDS (Cost - $9,996,057)	9,992,273

	CLOSED END FUND - 0.5%
	EQUITY FUND - 0.5%
28,800	PIMCO Income Strategy Fund II
	TOTAL CLOSED END FUND (Cost - $301,768)	306,432

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

Shares				Value
	SHORT-TERM INVESTMENTS - 9.2%
5,700,328	Dreyfus Institutional Preferred Government Money Market, Institutional Class , 1.32%
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,700,328)			$5,700,328

Principal
	U.S. GOVERNMENT - 0.2%
	U.S. TREASURY BILLS - 0.2%
$100,000	United States Treasury Bill	—	8/2/2018	99,683
	TOTAL U.S. GOVERNMENT (Cost - $99,715)			99,683

	TOTAL INVESTMENTS - 100.8% (Cost - $63,251,622) (c)			$61,999,651

	OTHER ASSETS AND LIABILITIES - (0.8)%			237,912

	NET ASSETS - 100.0%			$62,237,563

*	Floating or variable rate security; rate shown represents the rate on May 31, 2018.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2018, these securities amounted to $20,650,888 or 33.18% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

LLC - Limited Liability Company.

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $471,469 or 0.76% of net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,962,819 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$498,844
Unrealized depreciation:	(1,804,798)
Net unrealized depreciation:	$(1,305,954)

	CORPORATE BONDS - (1.2)%
	FOOD - (0.4)%
$250,000	Kroger Co.	3.7000	8/1/2027	$239,694

	RETAIL - (0.8)%
250,000	New Red Finance, Inc. #	5.0000	10/15/2025	238,125
250,000	O’Reilly Automotive, Inc.	4.3500	6/1/2028	251,456
				489,581

	TOTAL CORPORATE BONDS (Cost - $197,610)			729,275

Long (Short)				Unrealized
Contracts	Counter Party	Notional Value	Maturity	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - (0.0)%
20	Ultra 10-Year US Treasury Note Futures	$2,566,875	Sep-18	$23,906
	NET UNREALIZED LOSS FROM OPEN LONG CONTRACTS			$23,906

	OPEN SHORT FUTURE CONTRACTS - (0.2)%
(1)	5-Year US Treasury Note Futures	$113,891	Sep-18	$(469)
(2)	2-Year US Treasury Note Futures	424,469	Sep-18	(719)
(5)	US Treasury Long Bond Futures	725,625	Sep-18	(11,484)
(10)	10 Year USD Deliverable Interest Rate Swap Futures	942,031	Jun-18	(6,945)
(12)	Euro-Bund Future	2,271,193	Jun-18	(73,910)
(22)	US 10-Year Note Futures	2,649,625	Sep-18	(19,594)
(27)	5 Year USD Deliverable Interest Rate Swap Futures	2,596,641	Jun-18	(4,359)
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS			(117,480)
	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS			$(93,574)

	OPEN CREDIT DEFAULT SWAPS - (0.3)%
Notional	Upfront Premiums Paid				Pay/Receive			Unrealized
Amount	(Received)	Reference Entity	Counterparty	Expiration Date	Fixed Rate ^	Fixed Rate	Value	Gain (Loss)
$3,600,000	$(251,704)	CDX HY CDSI S29 5Y (a)	JP Morgan	12/20/2022	Receive	5.00%	$237,110	$14,593
727,500	29,246	CDX EM CDSI S27 5Y (b)	JP Morgan	6/20/2022	Receive	1.00%	9,730	(19,516)
3,600,000	(70,232)	CDX IG SERIES 30 5Y (c)	JP Morgan	6/20/2023	Receive	1.00%	(70,776)	(544)
							$176,064	$(5,467)

(a)	Markit CDX NA High Yield Index High Yield Series 29 Index.

(b)	Markit CDX NA Emerging Market Series 27 Index.

(c)	Markit CDX NA Investment Grade Series 29 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
May 31, 2018

	Foreign Currency						Unrealized
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
6/6/2018	5,500	GBP	Bank of New York	$7,370	USD	$7,321	$(49)
	116,000	GBP	Bank of New York	$155,510	USD	$154,481	$(1,029)
To Sell:
6/6/2018	5,500	GBP	Bank of New York	$7,473	USD	$7,321	$152
6/6/2018	849,000	CAD	Bank of New York	$659,520	USD	$654,605	$4,915
6/6/2018	386,000	EUR	Bank of New York	$462,428	USD	$450,798	$11,630
6/15/2018	726,000	GBP	Bank of New York	$982,423	USD	$966,836	$15,587
6/15/2018	243,000	CAD	Bank of New York	$189,725	USD	$187,411	$2,314
6/15/2018	81,000	EUR	Bank of New York	$95,726	USD	$94,667	$1,059
6/26/2018	157,000	CAD	Bank of New York	$121,771	USD	$121,125	$646
6/26/2018	292,500	EUR	Bank of New York	$344,097	USD	$342,158	$1,939
				Total Unrealized			$37,164

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
May 31, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$15,071,056	$—	$—	$15,071,056
Short-Term Investments	326,473	—	—	326,473
Collateral for Securities Loaned	—	936,444	—	936,444
Total	$15,397,529	$936,444	$—	$16,333,973

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$38,697,706	$—	$—	$38,697,706
Short-Term Investments	442,030	—	—	442,030
Total	$39,139,736	$—	$—	$39,139,736

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,760,920	$—	$—	$12,760,920
Short-Term Investments	223,060	—	—	223,060
Collateral for Securities Loaned	—	49,773	—	49,773
Total	$12,983,980	$49,773	$—	$13,033,753

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,321,832	$—	$—	$7,321,832
Short-Term Investments	61,879	—	—	61,879
Collateral for Securities Loaned	—	443,366	—	443,366
Total	$7,383,711	$443,366	$—	$7,827,077

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$—	$185,623	$—	$185,623
Auto Manufactures	—	200,770	—	200,770
Auto Parts & Equipment	—	211,431	—	211,431
Banks	478,526	219,271	—	697,797
Biotechnology	—	240,921	—	240,921
Chemicals	269,214	224,687	—	493,901
Computers	236,725	—	—	236,725
Cosmetics & Personal Care	—	335,722	—	335,722
Engineering & Construction	199,920	186,702	—	386,622
Forest Products & Paper	—	281,020	—	281,020
Gas	—	245,050	—	245,050
Healthcare-Products	—	180,536	—	180,536
Home Builders	448,680	448,680
Insurance	231,917	543,944	—	775,861
Internet	542,944	211,795	—	754,739
Iron/Steel	288,975	—	—	288,975
Leisure Time	—	232,645	—	232,645
Lodging	—	233,536	—	233,536
Machinery-Consturction & Mining	226,217	—	—	226,217
Machinery-Diversified	—	232,124	—	232,124
Media	—	196,776	—	196,776
Oil & Gas	239,639	510,666	—	750,305
Pharmaceuticals	—	448,835	—	448,835
Real Estate	—	229,390	—	229,390
Retail	—	308,603	—	308,603
Exchange Traded Funds	315,391	—	—	315,391
Short-Term Investments	262,354	—	—	262,354
Collateral for Securities Loaned	—	254,894	—	254,894
Total	$3,291,822	$6,363,621	$—	$9,655,443

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$15,754,385	$—	$—	$15,754,385
Short-Term Investments	339,600	—	—	339,600
Total	$16,093,985	$—	$—	$16,093,985

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$52,914,411	$—	$—	$52,914,411
Short-Term Investments	1,326,633	—	—	1,326,633
Total	$54,241,044	$—	$—	$54,241,044

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,261,075	$—	$—	$2,261,075
Short-Term Investments	39,452	—	—	39,452
Total	$2,300,527	$—	$—	$2,300,527

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,816,164	$—	$—	$1,816,164
Short-Term Investments	18,360	—	—	18,360
Total	$1,834,524	$—	$—	$1,834,524

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$97,746	$—	$97,746
Exchange Traded Funds	1,189,187	—	—	1,189,187
Mutual Funds	4,218,812	—	—	4,218,812
Short-Term Investments	403,802	—	—	403,802
Total	$5,811,801	$97,746	$—	$5,909,547

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$77,052	$—	$—	$77,052
Mutual Funds	644,934	—	—	644,934
Short-Term Investments	85,307	—	—	85,307
Total	$807,293	$—	$—	$807,293

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$10,316,000	$—	$10,316,000
Total	$—	$10,316,000	$—	$10,316,000

Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$306,610	$—	$—	$306,610
Open Ended Funds	196,880	—	—	196,880
Short-Term Investments	62,367	—	—	62,367
Total	$565,857	$—	$—	$565,857

Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$181,165	$—	$—	$181,165
Open Ended Funds	137,067	—	—	137,067
Short-Term Investments	139,375	—	—	139,375
Total	$457,607	$—	$—	$457,607

Moderate Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$214,562	$—	$—	$214,562
Open Ended Funds	165,443	—	—	165,443
Short-Term Investments	85,795	—	—	85,795
Total	$465,800	$—	$—	$465,800

Moderately Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$200,149	$—	$—	$200,149
Open Ended Funds	133,266	—	—	133,266
Short-Term Investments	46,795	—	—	46,795
Total	$380,210	$—	$—	$380,210

Moderately Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$309,749	$—	$—	$309,749
Open Ended Funds	221,923	—	—	221,923
Short-Term Investments	113,831	—	—	113,831
Total	$645,503	$—	$—	$645,503

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,422,874	$—	$—	$6,422,874
Mutual Funds	2,478,297	—	—	2,478,297
Short-Term Investments	2,237,374	—	—	2,237,374
Total	$11,138,545	$—	$—	$11,138,545
Derivatives *
Forward Currency Contracts	$—	$18,007	$—	$18,007
Swaps	(31,281)	—	—	(31,281)

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$656,364,007	$—	$—	$656,364,007
Short-Term Investments	5,761,650	—	—	5,761,650
Total	$662,125,657	$—	$—	$662,125,657

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,221,502	$—	$1,221,502
Common Stocks	14,586,584	—	—	14,586,584
Exchange Traded Funds	587,627	—	—	587,627
Preferred Stock	379,449	—	—	379,449
Closed End Fund	106,400	—	—	106,400
Open End Fund	62,170	—	—	62,170
Short-Term Investments	842,531	—	—	842,531
Total	$16,564,761	$1,221,502	$—	$17,786,263
Liabilities *
Common Stocks	$(1,885,080)	$—	$—	$(1,885,080)
Exchange Traded Funds	(1,178,480)	—	—	(1,178,480)
Total	$(3,063,560)	$—	$—	$(3,063,560)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$18,965,800	$—	$—	$18,965,800
Put Options Purchased	414,150	—	—	414,150
Short-Term Investments	1,474,978	—	—	1,474,978
Total Return Swap	121,972	—	—	121,972
Total	$20,976,900	$—	$—	$20,976,900
Liabilities
Put Options Written	$(122,925)	$—	$—	$(122,925)
Call Options Written	(151,412)	—	—	(151,412)
Total	$(274,337)	$—	$—	$(274,337)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$4,911,675	$—	$—	$4,911,675
Put Options Purchased	378,400	—	—	378,400
Short-Term Investments	1,997,229	—	—	1,997,229
Total	$7,287,304	$—	$—	$7,287,304
Liabilities
Put Options Written	$(71,800)	$—	$—	$(71,800)
Call Options Written	(9,725)	—	—	(9,725)
Total Return Swap	(90,480)	—	—	(90,480)
Total	$(172,005)	$—	$—	$(172,005)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$4,808,650	$—	$4,808,650
Bank Loans	—	2,573,138	—	2,573,138
Term Loans	—	164,971	244,627	409,598
Corporate Bonds	—	27,520,076	332,075	27,852,151
Convertible Bonds	—	2,484,591	—	2,484,591
Preferred Stock	1,892,643	—	—	1,892,643
Common Stock	1,062,035	—	44,842	1,106,877
Mutual Funds	9,992,273	—	—	9,992,273
Exchange Traded Funds	4,773,287	—	—	4,773,287
Clsoed End Fund	306,432	—	—	306,432
Short Term Investments	5,700,328	—	—	5,700,328
US Government	—	99,683	—	99,683
Total	$23,726,998	$37,681,109	$621,544	$61,999,651
Derivatives
Corporate Bonds	$—	$729,275	$—	$729,275
Long Futures Contracts	23,906	—	—	23,906
Short Futures Contracts	(117,480)	—	—	(117,480)
Credit Default Swaps	176,064	—	—	176,064
Forward Contracts	—	37,164		37,164
Total	$82,490	$766,439	$—	$848,929

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period, except the James Alpha Hedged High Income Portfolio.

There were no transfers between Level 1 and Level 2 at the end of the period.

Below is a reconciliation of Level 3 inputs in the James Alpha Hedged High Income Portfolio:

	Term Loans	Corporate Bonds	Common Stock
Beginning balance September 1, 2017	$520,691	$ —	$36,640
Total realized gain/(loss)		—	—
Change in unrealized appreciation	(17,868)	—	8,202
Conversion		—	—
Net Purchases	6,862	—	—
Net Sells	(265,058)	—	—
Net transfers in/(out) of Level 3		332,075	—
Ending balance Msy 31, 2018	$244,627	$332,075	$44,842

Quantitative disclosures of unobservable inputs and assumptions used by James Alpha Hedged High Income are below:

Corporate Bonds	Fair Value	Valuation Techniques		Unobservable Input
Constellation Enterprises LLC	—			Potential future cash payments
Real Alloy Holdings., Inc	150,075	Broker Quotes		Discount for lack of marketability
Real Alloy Holdings., Inc., Roll Up Note	182,000	Broker Quotes		Discount for lack of marketability
Term Loans
Nebraska Book Holdings, Inc., Tranche B	212,135	Independent Valuation		Adjusted to reflect current conditions
CE STAR Holdings LLC	32,492	Independent Valuation		Discount for lack of marketability

Common Stock
CE STAR	44,842	Independent Valuation		Discount for lack of marketability
Friend Finder	0

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at May 31,
	SPC	May 31, 2018	2018
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$467,608	3.79%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of May 31, 2018, categorized by risk exposure:

			Unrealized
			Appreciation/
Fund	Derivatives	Risk Type	(Depreciation)
James Alpha Macro	Forward Contracts	Foreign Exchange	18,007
	Swap Contracts	Equity	(31,281)
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	13,097
	Written Options	Equity	63,495
	Swap Contracts	Equity	121,972
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	110,915
	Written Options	Equity	78,475
	Swap Contracts	Equity	(90,480)
James Alpha Hedged High Income	Swap Contracts	Interest Rate	(5,467)
	Forward Contracts	Foreign Exchange	37,164
	Futures Contracts	Interest Rate	37,947

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at May 31, 2018, is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 7/30/2018

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 7/30/2018